Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (55.5%)
U.S. Government Securities (55.0%)
	United States Treasury Note/Bond	4.000%	3/31/30	98,835	99,051
	United States Treasury Note/Bond	3.500%	4/30/30	120,605	118,004
	United States Treasury Note/Bond	0.625%	5/15/30	283,061	239,408
	United States Treasury Note/Bond	6.250%	5/15/30	70,250	77,462
	United States Treasury Note/Bond	3.750%	5/31/30	137,645	136,183
	United States Treasury Note/Bond	3.750%	6/30/30	326,955	323,328
	United States Treasury Note/Bond	4.000%	7/31/30	226,940	227,153
[1]	United States Treasury Note/Bond	0.625%	8/15/30	920,512	771,792
	United States Treasury Note/Bond	4.125%	8/31/30	329,015	331,071
	United States Treasury Note/Bond	4.625%	9/30/30	328,854	339,028
	United States Treasury Note/Bond	4.875%	10/31/30	327,363	341,429
	United States Treasury Note/Bond	0.875%	11/15/30	848,047	715,540
	United States Treasury Note/Bond	4.375%	11/30/30	392,980	400,103
	United States Treasury Note/Bond	3.750%	12/31/30	297,788	293,693
	United States Treasury Note/Bond	4.000%	1/31/31	383,007	382,528
	United States Treasury Note/Bond	1.125%	2/15/31	866,324	737,188
	United States Treasury Note/Bond	5.375%	2/15/31	74,571	79,605
	United States Treasury Note/Bond	4.250%	2/28/31	372,672	376,981
	United States Treasury Note/Bond	4.125%	3/31/31	401,012	403,017
	United States Treasury Note/Bond	4.625%	4/30/31	369,154	380,748
	United States Treasury Note/Bond	1.625%	5/15/31	853,509	742,553
	United States Treasury Note/Bond	4.625%	5/31/31	375,641	387,380
	United States Treasury Note/Bond	4.250%	6/30/31	372,514	376,588
	United States Treasury Note/Bond	4.125%	7/31/31	372,299	373,812
	United States Treasury Note/Bond	1.250%	8/15/31	956,490	806,740
	United States Treasury Note/Bond	3.750%	8/31/31	374,204	367,655
	United States Treasury Note/Bond	3.625%	9/30/31	385,448	375,872
	United States Treasury Note/Bond	4.125%	10/31/31	298,379	299,311
	United States Treasury Note/Bond	1.375%	11/15/31	933,293	788,049
	United States Treasury Note/Bond	4.125%	11/30/31	400,931	402,184
	United States Treasury Note/Bond	4.500%	12/31/31	288,030	295,276
	United States Treasury Note/Bond	4.375%	1/31/32	113,900	115,929
	United States Treasury Note/Bond	1.875%	2/15/32	882,984	766,678
	United States Treasury Note/Bond	4.125%	2/29/32	535,350	536,856
	United States Treasury Note/Bond	4.125%	3/31/32	136,465	136,849
	United States Treasury Note/Bond	2.875%	5/15/32	850,688	787,019
	United States Treasury Note/Bond	2.750%	8/15/32	840,314	768,362
	United States Treasury Note/Bond	4.125%	11/15/32	831,161	832,460
	United States Treasury Note/Bond	3.500%	2/15/33	948,747	908,722
	United States Treasury Note/Bond	3.375%	5/15/33	945,707	895,762
	United States Treasury Note/Bond	3.875%	8/15/33	914,240	895,955
	United States Treasury Note/Bond	4.500%	11/15/33	953,786	976,736
	United States Treasury Note/Bond	4.000%	2/15/34	1,003,653	990,166
	United States Treasury Note/Bond	4.375%	5/15/34	991,443	1,005,075
	United States Treasury Note/Bond	3.875%	8/15/34	930,870	907,307
	United States Treasury Note/Bond	4.250%	11/15/34	961,214	964,218
	United States Treasury Note/Bond	4.625%	2/15/35	718,165	741,954
					24,218,780
Agency Bonds and Notes (0.5%)
	Federal Home Loan Banks	4.750%	3/10/34	14,900	15,247
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	20,644	23,495
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	36,012	40,607
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	39,105	44,895
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	63,690	54,083
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	38,604	43,511
[3]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,513
	Tennessee Valley Authority	7.125%	5/1/30	4,820	5,488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee Valley Authority	1.500%	9/15/31	4,185	3,542
Tennessee Valley Authority	4.375%	8/1/34	11,127	11,079
				245,460
Total U.S. Government and Agency Obligations (Cost $25,138,753)				24,464,240
Corporate Bonds (38.1%)
Communications (2.7%)
Alphabet Inc.	1.100%	8/15/30	18,554	15,793
America Movil SAB de CV	2.875%	5/7/30	5,711	5,208
America Movil SAB de CV	4.700%	7/21/32	8,325	8,151
America Movil SAB de CV	6.375%	3/1/35	8,038	8,670
AppLovin Corp.	5.375%	12/1/31	14,795	14,877
AppLovin Corp.	5.500%	12/1/34	3,930	3,928
AT&T Inc.	2.750%	6/1/31	11,448	10,176
AT&T Inc.	2.250%	2/1/32	25,249	21,289
AT&T Inc.	2.550%	12/1/33	26,024	21,344
AT&T Inc.	5.400%	2/15/34	13,247	13,453
AT&T Inc.	4.500%	5/15/35	7,700	7,237
Baidu Inc.	3.425%	4/7/30	6,005	5,680
Baidu Inc.	2.375%	8/23/31	7,015	6,137
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	14,348	14,156
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	4,950	4,939
Booking Holdings Inc.	4.625%	4/13/30	19,365	19,399
British Telecommunications plc	9.625%	12/15/30	23,372	28,527
Charter Communications Operating LLC	2.800%	4/1/31	13,041	11,265
Charter Communications Operating LLC	2.300%	2/1/32	10,910	8,832
Charter Communications Operating LLC	4.400%	4/1/33	9,928	8,968
Charter Communications Operating LLC	6.650%	2/1/34	7,392	7,662
Charter Communications Operating LLC	6.550%	6/1/34	11,550	11,880
Comcast Corp.	3.400%	4/1/30	14,261	13,492
Comcast Corp.	4.250%	10/15/30	11,186	10,972
Comcast Corp.	1.950%	1/15/31	11,221	9,630
Comcast Corp.	1.500%	2/15/31	2,366	1,977
Comcast Corp.	5.500%	11/15/32	6,038	6,266
Comcast Corp.	4.250%	1/15/33	11,586	11,010
Comcast Corp.	4.650%	2/15/33	17,854	17,468
Comcast Corp.	7.050%	3/15/33	890	1,006
Comcast Corp.	4.800%	5/15/33	15,377	15,117
Comcast Corp.	5.300%	6/1/34	5,410	5,496
Comcast Corp.	4.200%	8/15/34	9,260	8,630
Deutsche Telekom International Finance BV	8.750%	6/15/30	29,856	35,009
Discovery Communications LLC	3.625%	5/15/30	9,574	8,612
Electronic Arts Inc.	1.850%	2/15/31	2,376	2,019
Expedia Group Inc.	2.950%	3/15/31	5,618	5,031
Expedia Group Inc.	5.400%	2/15/35	8,387	8,355
FactSet Research Systems Inc.	3.450%	3/1/32	4,388	3,952
Fox Corp.	3.500%	4/8/30	4,750	4,474
Fox Corp.	6.500%	10/13/33	9,338	9,986
Grupo Televisa SAB	8.500%	3/11/32	2,685	2,952
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,880
Interpublic Group of Cos. Inc.	2.400%	3/1/31	2,605	2,270
Koninklijke KPN NV	8.375%	10/1/30	5,220	6,043
Meta Platforms Inc.	4.800%	5/15/30	9,348	9,548
Meta Platforms Inc.	4.550%	8/15/31	10,528	10,553
Meta Platforms Inc.	3.850%	8/15/32	26,240	24,810
Meta Platforms Inc.	4.950%	5/15/33	5,372	5,429
Meta Platforms Inc.	4.750%	8/15/34	25,239	25,056
Netflix Inc.	4.900%	8/15/34	5,460	5,462
Omnicom Group Inc.	2.450%	4/30/30	5,076	4,551
Omnicom Group Inc.	4.200%	6/1/30	4,944	4,814
Omnicom Group Inc.	2.600%	8/1/31	7,212	6,303
Orange SA	9.000%	3/1/31	19,620	23,708
Paramount Global	7.875%	7/30/30	10,453	11,478
Paramount Global	4.950%	1/15/31	17,703	16,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.200%	5/19/32	9,453	8,465
	Paramount Global	5.500%	5/15/33	3,670	3,523
	Rogers Communications Inc.	3.800%	3/15/32	16,807	15,240
	Rogers Communications Inc.	5.300%	2/15/34	13,300	13,056
	Sprint Capital Corp.	8.750%	3/15/32	27,538	33,120
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,965	3,705
	Take-Two Interactive Software Inc.	5.600%	6/12/34	2,852	2,911
	Telefonica Europe BV	8.250%	9/15/30	10,865	12,482
	TELUS Corp.	3.400%	5/13/32	8,051	7,196
	Tencent Music Entertainment Group	2.000%	9/3/30	6,002	5,210
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	8,285	9,442
	T-Mobile USA Inc.	3.875%	4/15/30	52,452	50,267
	T-Mobile USA Inc.	2.550%	2/15/31	20,907	18,431
	T-Mobile USA Inc.	2.875%	2/15/31	7,125	6,381
	T-Mobile USA Inc.	3.500%	4/15/31	18,003	16,678
	T-Mobile USA Inc.	2.700%	3/15/32	9,944	8,600
	T-Mobile USA Inc.	5.125%	5/15/32	5,753	5,790
	T-Mobile USA Inc.	5.200%	1/15/33	11,747	11,834
	T-Mobile USA Inc.	5.050%	7/15/33	33,059	32,817
	T-Mobile USA Inc.	5.150%	4/15/34	15,904	15,926
	T-Mobile USA Inc.	4.700%	1/15/35	443	426
	T-Mobile USA Inc.	5.300%	5/15/35	4,140	4,162
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	3,092	3,499
	Uber Technologies Inc.	4.800%	9/15/34	12,557	12,226
	VeriSign Inc.	2.700%	6/15/31	7,320	6,440
	VeriSign Inc.	5.250%	6/1/32	4,141	4,176
	Verizon Communications Inc.	3.150%	3/22/30	3,766	3,509
	Verizon Communications Inc.	1.680%	10/30/30	14,226	12,103
	Verizon Communications Inc.	7.750%	12/1/30	1,461	1,672
	Verizon Communications Inc.	1.750%	1/20/31	24,123	20,382
	Verizon Communications Inc.	2.550%	3/21/31	32,340	28,496
	Verizon Communications Inc.	2.355%	3/15/32	42,291	35,771
	Verizon Communications Inc.	5.050%	5/9/33	4,482	4,498
	Verizon Communications Inc.	4.500%	8/10/33	21,168	20,313
	Verizon Communications Inc.	4.400%	11/1/34	30,380	28,685
[4]	Verizon Communications Inc.	4.780%	2/15/35	16,921	16,424
[5]	Verizon Communications Inc.	5.250%	4/2/35	16,211	16,251
	Walt Disney Co.	2.650%	1/13/31	20,917	18,891
	Walt Disney Co.	6.550%	3/15/33	3,007	3,349
	Walt Disney Co.	6.400%	12/15/35	9,500	10,556
	Warnermedia Holdings Inc.	4.279%	3/15/32	43,202	38,070
	Weibo Corp.	3.375%	7/8/30	7,115	6,571
					1,179,468
Consumer Discretionary (2.4%)
[4]	Alibaba Group Holding Ltd.	4.875%	5/26/30	6,000	6,082
	Alibaba Group Holding Ltd.	2.125%	2/9/31	15,269	13,328
	Alibaba Group Holding Ltd.	4.500%	11/28/34	6,085	5,817
	Amazon.com Inc.	1.500%	6/3/30	22,606	19,626
	Amazon.com Inc.	2.100%	5/12/31	30,630	26,708
	Amazon.com Inc.	3.600%	4/13/32	18,407	17,340
	Amazon.com Inc.	4.700%	12/1/32	23,823	24,022
	Amazon.com Inc.	4.800%	12/5/34	11,280	11,390
	American Honda Finance Corp.	4.600%	4/17/30	7,640	7,570
[3]	American Honda Finance Corp.	5.050%	7/10/31	4,035	4,060
[3]	American Honda Finance Corp.	4.850%	10/23/31	6,650	6,613
[3]	American Honda Finance Corp.	4.900%	1/10/34	4,492	4,388
	American Honda Finance Corp.	5.200%	3/5/35	6,388	6,316
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	9,474	8,252
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	4,650	4,393
	AutoNation Inc.	4.750%	6/1/30	5,186	5,089
	AutoNation Inc.	2.400%	8/1/31	3,118	2,610
	AutoNation Inc.	3.850%	3/1/32	7,633	6,883
	AutoNation Inc.	5.890%	3/15/35	4,180	4,171
	AutoZone Inc.	4.000%	4/15/30	7,526	7,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	1.650%	1/15/31	5,116	4,301
	AutoZone Inc.	4.750%	8/1/32	3,580	3,518
	AutoZone Inc.	4.750%	2/1/33	6,519	6,364
	AutoZone Inc.	5.200%	8/1/33	4,680	4,666
	AutoZone Inc.	6.550%	11/1/33	4,220	4,588
	Best Buy Co. Inc.	1.950%	10/1/30	2,539	2,177
	BorgWarner Inc.	5.400%	8/15/34	5,175	5,112
	Brunswick Corp.	2.400%	8/18/31	4,988	4,143
	Brunswick Corp.	4.400%	9/15/32	4,250	3,887
	Choice Hotels International Inc.	3.700%	1/15/31	3,610	3,307
	Choice Hotels International Inc.	5.850%	8/1/34	8,527	8,534
	Cornell University	4.835%	6/15/34	13,750	13,664
	Darden Restaurants Inc.	6.300%	10/10/33	3,435	3,641
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,970	5,274
	DR Horton Inc.	5.000%	10/15/34	3,920	3,818
	eBay Inc.	2.600%	5/10/31	5,995	5,280
	eBay Inc.	6.300%	11/22/32	2,450	2,644
[3]	Emory University	2.143%	9/1/30	6,436	5,704
	Ferguson Enterprises Inc.	5.000%	10/3/34	6,380	6,209
	Ford Motor Co.	3.250%	2/12/32	20,662	17,025
	Ford Motor Co.	6.100%	8/19/32	11,261	11,024
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,231	2,318
	Ford Motor Credit Co. LLC	4.000%	11/13/30	14,889	13,334
	Ford Motor Credit Co. LLC	6.050%	3/5/31	9,850	9,714
	Ford Motor Credit Co. LLC	6.054%	11/5/31	21,640	21,216
	Ford Motor Credit Co. LLC	7.122%	11/7/33	20,059	20,510
	Ford Motor Credit Co. LLC	6.125%	3/8/34	14,398	13,817
	Ford Motor Credit Co. LLC	6.500%	2/7/35	13,311	13,054
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,584	1,473
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,875	7,130
	General Motors Co.	5.600%	10/15/32	11,645	11,553
	General Motors Financial Co. Inc.	5.850%	4/6/30	8,080	8,224
	General Motors Financial Co. Inc.	3.600%	6/21/30	4,843	4,434
	General Motors Financial Co. Inc.	2.350%	1/8/31	7,807	6,608
	General Motors Financial Co. Inc.	5.750%	2/8/31	9,171	9,244
	General Motors Financial Co. Inc.	2.700%	6/10/31	11,897	10,145
	General Motors Financial Co. Inc.	5.600%	6/18/31	8,265	8,271
	General Motors Financial Co. Inc.	3.100%	1/12/32	12,708	10,846
	General Motors Financial Co. Inc.	5.625%	4/4/32	2,725	2,695
	General Motors Financial Co. Inc.	5.950%	4/4/34	15,630	15,564
	General Motors Financial Co. Inc.	5.450%	9/6/34	4,190	4,024
	General Motors Financial Co. Inc.	5.900%	1/7/35	21,035	20,816
	Genuine Parts Co.	1.875%	11/1/30	5,027	4,261
	Genuine Parts Co.	6.875%	11/1/33	5,135	5,700
	GXO Logistics Inc.	2.650%	7/15/31	5,627	4,823
	GXO Logistics Inc.	6.500%	5/6/34	4,340	4,441
	Hasbro Inc.	6.050%	5/14/34	4,075	4,184
	Home Depot Inc.	2.700%	4/15/30	11,651	10,685
	Home Depot Inc.	1.375%	3/15/31	13,654	11,359
	Home Depot Inc.	4.850%	6/25/31	7,300	7,400
	Home Depot Inc.	1.875%	9/15/31	11,548	9,769
	Home Depot Inc.	3.250%	4/15/32	11,655	10,629
	Home Depot Inc.	4.500%	9/15/32	9,315	9,207
	Home Depot Inc.	4.950%	6/25/34	8,410	8,431
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,982	12,306
	Hyatt Hotels Corp.	5.750%	4/23/30	4,950	5,086
	Hyatt Hotels Corp.	5.375%	12/15/31	5,375	5,361
	Hyatt Hotels Corp.	5.750%	3/30/32	2,050	2,062
	Hyatt Hotels Corp.	5.500%	6/30/34	3,260	3,202
[3]	Johns Hopkins University	4.705%	7/1/32	7,447	7,481
	Las Vegas Sands Corp.	6.200%	8/15/34	5,225	5,250
	Lear Corp.	3.500%	5/30/30	3,835	3,553
	Lear Corp.	2.600%	1/15/32	100	84
	Leland Stanford Junior University	4.679%	3/1/35	2,700	2,665
	Lowe's Cos. Inc.	4.500%	4/15/30	6,665	6,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.700%	10/15/30	9,353	7,982
	Lowe's Cos. Inc.	2.625%	4/1/31	14,977	13,267
	Lowe's Cos. Inc.	3.750%	4/1/32	18,528	17,176
	Lowe's Cos. Inc.	5.000%	4/15/33	8,130	8,112
	Lowe's Cos. Inc.	5.150%	7/1/33	5,021	5,057
	Magna International Inc.	5.500%	3/21/33	4,385	4,424
[3]	Marriott International Inc.	4.625%	6/15/30	9,954	9,863
[3]	Marriott International Inc.	2.850%	4/15/31	11,836	10,524
	Marriott International Inc.	5.100%	4/15/32	2,039	2,029
[3]	Marriott International Inc.	3.500%	10/15/32	8,145	7,262
[3]	Marriott International Inc.	2.750%	10/15/33	3,564	2,956
	Marriott International Inc.	5.300%	5/15/34	8,230	8,207
	Masco Corp.	2.000%	10/1/30	3,319	2,856
	Masco Corp.	2.000%	2/15/31	5,533	4,700
	McDonald's Corp.	4.600%	5/15/30	1,807	1,805
[3]	McDonald's Corp.	3.600%	7/1/30	13,208	12,603
[3]	McDonald's Corp.	4.600%	9/9/32	6,276	6,228
	McDonald's Corp.	4.950%	8/14/33	5,385	5,407
	McDonald's Corp.	4.950%	3/3/35	10,442	10,390
	MDC Holdings Inc.	2.500%	1/15/31	5,130	4,463
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	7,104	8,361
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,624
	Meritage Homes Corp.	5.650%	3/15/35	4,137	4,082
	Mohawk Industries Inc.	3.625%	5/15/30	4,325	4,058
	NVR Inc.	3.000%	5/15/30	7,062	6,474
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,759	9,518
	O'Reilly Automotive Inc.	4.700%	6/15/32	3,735	3,654
	O'Reilly Automotive Inc.	5.000%	8/19/34	5,640	5,544
	Owens Corning	3.875%	6/1/30	2,589	2,469
	Owens Corning	5.700%	6/15/34	7,870	8,083
[3]	President & Fellows of Harvard College	4.609%	2/15/35	95	94
	PulteGroup Inc.	6.375%	5/15/33	5,120	5,411
	PulteGroup Inc.	6.000%	2/15/35	477	490
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,331
[4]	Rollins Inc.	5.250%	2/24/35	1,960	1,952
	Ross Stores Inc.	1.875%	4/15/31	4,090	3,451
	Sands China Ltd.	4.375%	6/18/30	6,330	5,974
	Sands China Ltd.	3.250%	8/8/31	4,915	4,266
	Stanley Black & Decker Inc.	3.000%	5/15/32	4,000	3,475
	Starbucks Corp.	2.550%	11/15/30	17,464	15,577
	Starbucks Corp.	4.900%	2/15/31	4,864	4,918
	Starbucks Corp.	3.000%	2/14/32	7,479	6,653
	Starbucks Corp.	4.800%	2/15/33	5,070	5,031
	Starbucks Corp.	5.000%	2/15/34	4,885	4,864
	Tapestry Inc.	5.500%	3/11/35	6,500	6,423
	TJX Cos. Inc.	3.875%	4/15/30	6,763	6,567
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	11,712	11,034
[3]	Toyota Motor Credit Corp.	4.550%	5/17/30	7,316	7,284
	Toyota Motor Credit Corp.	5.550%	11/20/30	11,200	11,651
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,855	4,111
	Toyota Motor Credit Corp.	5.100%	3/21/31	4,855	4,932
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,127	4,318
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	6,775	6,699
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,395	3,767
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,372	4,317
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,495	8,360
	Toyota Motor Credit Corp.	5.350%	1/9/35	5,900	5,988
	Tractor Supply Co.	1.750%	11/1/30	6,752	5,735
	Tractor Supply Co.	5.250%	5/15/33	6,220	6,267
	Whirlpool Corp.	2.400%	5/15/31	2,273	1,908
	Whirlpool Corp.	4.700%	5/14/32	2,592	2,413
	Whirlpool Corp.	5.500%	3/1/33	1,600	1,570
	Whirlpool Corp.	5.750%	3/1/34	2,740	2,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Yale University	1.482%	4/15/30	9,830	8,571
					1,059,598
Consumer Staples (2.4%)
	Altria Group Inc.	3.400%	5/6/30	9,891	9,241
	Altria Group Inc.	2.450%	2/4/32	14,585	12,302
	Altria Group Inc.	5.625%	2/6/35	4,250	4,287
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	19,694	18,769
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	6,734	6,848
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	9,157	9,208
	Archer-Daniels-Midland Co.	3.250%	3/27/30	4,028	3,789
	Archer-Daniels-Midland Co.	2.900%	3/1/32	7,435	6,588
	Avery Dennison Corp.	2.650%	4/30/30	5,814	5,270
	Avery Dennison Corp.	5.750%	3/15/33	6,030	6,165
	BAT Capital Corp.	4.906%	4/2/30	7,796	7,808
	BAT Capital Corp.	6.343%	8/2/30	11,359	12,076
	BAT Capital Corp.	5.834%	2/20/31	8,280	8,604
	BAT Capital Corp.	2.726%	3/25/31	12,275	10,862
	BAT Capital Corp.	4.742%	3/16/32	9,175	8,936
	BAT Capital Corp.	5.350%	8/15/32	9,038	9,086
	BAT Capital Corp.	7.750%	10/19/32	5,100	5,843
	BAT Capital Corp.	6.421%	8/2/33	7,700	8,214
	BAT Capital Corp.	6.000%	2/20/34	7,287	7,577
	Brown-Forman Corp.	4.750%	4/15/33	5,430	5,358
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	9,520	8,436
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	6,345	6,132
	Campbell's Co.	2.375%	4/24/30	8,956	7,993
	Campbell's Co.	5.400%	3/21/34	8,020	8,083
	Campbell's Co.	4.750%	3/23/35	4,000	3,835
	Church & Dwight Co. Inc.	2.300%	12/15/31	3,980	3,416
	Church & Dwight Co. Inc.	5.600%	11/15/32	3,830	3,995
	Clorox Co.	1.800%	5/15/30	5,485	4,775
	Clorox Co.	4.600%	5/1/32	5,868	5,782
	Coca-Cola Co.	1.650%	6/1/30	15,304	13,352
	Coca-Cola Co.	2.000%	3/5/31	4,495	3,930
	Coca-Cola Co.	1.375%	3/15/31	24,039	20,258
	Coca-Cola Co.	2.250%	1/5/32	8,377	7,310
	Coca-Cola Co.	5.000%	5/13/34	5,220	5,318
	Coca-Cola Co.	4.650%	8/14/34	5,929	5,889
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	4,194	4,291
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	5,940	4,837
	Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,917
	Colgate-Palmolive Co.	4.600%	3/1/33	1,235	1,238
	Constellation Brands Inc.	2.875%	5/1/30	2,236	2,029
	Constellation Brands Inc.	2.250%	8/1/31	8,412	7,133
	Constellation Brands Inc.	4.750%	5/9/32	9,916	9,675
	Constellation Brands Inc.	4.900%	5/1/33	6,605	6,446
	Costco Wholesale Corp.	1.600%	4/20/30	19,550	17,136
	Costco Wholesale Corp.	1.750%	4/20/32	13,370	11,202
	Diageo Capital plc	2.000%	4/29/30	2,053	1,812
	Diageo Capital plc	2.125%	4/29/32	4,360	3,642
	Diageo Capital plc	5.500%	1/24/33	11,375	11,711
	Diageo Capital plc	5.625%	10/5/33	7,550	7,836
	Diageo Investment Corp.	7.450%	4/15/35	3,000	3,565
	Dollar General Corp.	3.500%	4/3/30	12,155	11,373
	Dollar General Corp.	5.000%	11/1/32	5,871	5,757
	Dollar Tree Inc.	2.650%	12/1/31	6,850	5,902
	Estee Lauder Cos. Inc.	2.600%	4/15/30	5,447	4,923
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,852	4,989
	Estee Lauder Cos. Inc.	4.650%	5/15/33	6,045	5,873
	Estee Lauder Cos. Inc.	5.000%	2/14/34	3,130	3,102
	Flowers Foods Inc.	2.400%	3/15/31	5,114	4,399
	General Mills Inc.	2.875%	4/15/30	6,685	6,120
	General Mills Inc.	4.950%	3/29/33	8,765	8,673
	General Mills Inc.	5.250%	1/30/35	6,300	6,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haleon US Capital LLC	3.625%	3/24/32	17,050	15,680
	Hershey Co.	1.700%	6/1/30	2,810	2,443
	Hershey Co.	4.950%	2/24/32	2,500	2,524
	Hershey Co.	4.500%	5/4/33	3,990	3,903
	Hormel Foods Corp.	1.800%	6/11/30	10,057	8,779
	Ingredion Inc.	2.900%	6/1/30	4,986	4,571
	J M Smucker Co.	2.125%	3/15/32	1,791	1,489
	J M Smucker Co.	6.200%	11/15/33	10,000	10,646
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,125	6,516
	JBS USA Holding Lux Sarl	3.625%	1/15/32	6,055	5,454
	JBS USA Holding Lux Sarl	5.750%	4/1/33	18,465	18,779
	JBS USA Holding Lux Sarl	6.750%	3/15/34	15,852	17,128
[4]	JBS USA LUX Sarl	5.950%	4/20/35	5,625	5,784
	Kellanova	2.100%	6/1/30	3,710	3,286
[3]	Kellanova	7.450%	4/1/31	6,307	7,137
	Kenvue Inc.	4.900%	3/22/33	13,080	13,098
	Keurig Dr Pepper Inc.	3.200%	5/1/30	7,106	6,602
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,251	2,824
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,439	6,558
	Keurig Dr Pepper Inc.	4.050%	4/15/32	4,099	3,893
	Keurig Dr Pepper Inc.	5.300%	3/15/34	6,805	6,933
	Kimberly-Clark Corp.	2.000%	11/2/31	5,295	4,568
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,257	5,988
	Kraft Heinz Foods Co.	4.250%	3/1/31	13,199	12,809
	Kraft Heinz Foods Co.	5.400%	3/15/35	3,000	3,024
	Kroger Co.	2.200%	5/1/30	7,023	6,227
	Kroger Co.	1.700%	1/15/31	6,344	5,340
	Kroger Co.	7.500%	4/1/31	1,380	1,563
	Kroger Co.	5.000%	9/15/34	18,335	17,927
	McCormick & Co. Inc.	1.850%	2/15/31	6,026	5,103
	McCormick & Co. Inc.	4.950%	4/15/33	4,135	4,086
	McCormick & Co. Inc.	4.700%	10/15/34	5,405	5,169
	Mondelez International Inc.	2.750%	4/13/30	6,318	5,767
	Mondelez International Inc.	1.500%	2/4/31	4,473	3,746
	Mondelez International Inc.	3.000%	3/17/32	7,138	6,334
	Mondelez International Inc.	1.875%	10/15/32	3,712	3,051
	Mondelez International Inc.	4.750%	8/28/34	4,405	4,307
	PepsiCo Inc.	1.625%	5/1/30	17,368	15,141
	PepsiCo Inc.	1.950%	10/21/31	11,093	9,464
	PepsiCo Inc.	3.900%	7/18/32	16,909	16,116
	PepsiCo Inc.	4.800%	7/17/34	1,045	1,044
	PepsiCo Inc.	5.000%	2/7/35	10,600	10,696
	Philip Morris International Inc.	2.100%	5/1/30	9,858	8,723
	Philip Morris International Inc.	5.500%	9/7/30	5,299	5,508
	Philip Morris International Inc.	1.750%	11/1/30	8,082	6,934
	Philip Morris International Inc.	5.125%	2/13/31	13,160	13,375
	Philip Morris International Inc.	4.750%	11/1/31	5,750	5,734
	Philip Morris International Inc.	5.750%	11/17/32	13,724	14,358
	Philip Morris International Inc.	5.375%	2/15/33	25,024	25,511
	Philip Morris International Inc.	5.625%	9/7/33	5,127	5,313
	Philip Morris International Inc.	5.250%	2/13/34	16,412	16,560
	Philip Morris International Inc.	4.900%	11/1/34	4,370	4,292
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,298	7,806
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,296	8,187
	Pilgrim's Pride Corp.	6.250%	7/1/33	8,620	8,936
	Pilgrim's Pride Corp.	6.875%	5/15/34	4,945	5,336
	Procter & Gamble Co.	1.200%	10/29/30	21,105	17,890
	Procter & Gamble Co.	1.950%	4/23/31	5,908	5,168
	Procter & Gamble Co.	2.300%	2/1/32	2,160	1,906
	Procter & Gamble Co.	4.050%	1/26/33	6,290	6,136
	Procter & Gamble Co.	4.550%	1/29/34	7,088	7,049
	Sysco Corp.	2.400%	2/15/30	7,180	6,454
	Sysco Corp.	5.950%	4/1/30	7,596	7,958
	Sysco Corp.	5.100%	9/23/30	3,475	3,528
	Sysco Corp.	2.450%	12/14/31	4,630	3,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	6.000%	1/17/34	2,335	2,478
	Sysco Corp.	5.400%	3/23/35	4,500	4,528
	Target Corp.	4.500%	9/15/32	8,986	8,826
	Target Corp.	4.400%	1/15/33	3,885	3,772
	Target Corp.	4.500%	9/15/34	10,215	9,822
	Target Corp.	5.000%	4/15/35	9,126	9,103
	Tyson Foods Inc.	5.700%	3/15/34	10,375	10,614
	Unilever Capital Corp.	1.375%	9/14/30	5,839	4,969
	Unilever Capital Corp.	1.750%	8/12/31	7,785	6,610
	Unilever Capital Corp.	5.900%	11/15/32	3,004	3,244
	Unilever Capital Corp.	5.000%	12/8/33	10,015	10,162
	Unilever Capital Corp.	4.625%	8/12/34	8,375	8,238
	Walmart Inc.	4.000%	4/15/30	2,915	2,897
	Walmart Inc.	1.800%	9/22/31	6,798	5,826
	Walmart Inc.	4.150%	9/9/32	6,301	6,158
	Walmart Inc.	4.100%	4/15/33	19,518	18,892
					1,054,499
Energy (2.6%)
[4]	APA Corp.	6.100%	2/15/35	775	772
	Apache Corp.	4.250%	1/15/30	4,529	4,345
	Baker Hughes Holdings LLC	4.486%	5/1/30	3,600	3,571
	Boardwalk Pipelines LP	3.400%	2/15/31	3,170	2,888
	Boardwalk Pipelines LP	3.600%	9/1/32	3,043	2,713
	Boardwalk Pipelines LP	5.625%	8/1/34	6,990	7,030
	BP Capital Markets America Inc.	3.633%	4/6/30	10,568	10,080
	BP Capital Markets America Inc.	1.749%	8/10/30	9,241	7,977
	BP Capital Markets America Inc.	2.721%	1/12/32	16,594	14,560
	BP Capital Markets America Inc.	4.812%	2/13/33	24,015	23,622
	BP Capital Markets America Inc.	4.893%	9/11/33	13,460	13,264
	BP Capital Markets America Inc.	4.989%	4/10/34	6,368	6,300
	BP Capital Markets America Inc.	5.227%	11/17/34	14,481	14,555
	Burlington Resources LLC	7.200%	8/15/31	1,375	1,552
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10,490	9,463
	Canadian Natural Resources Ltd.	7.200%	1/15/32	735	809
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,158	3,348
[4]	Canadian Natural Resources Ltd.	5.400%	12/15/34	2,050	2,026
	Cenovus Energy Inc.	2.650%	1/15/32	4,620	3,901
	Cheniere Energy Inc.	5.650%	4/15/34	12,344	12,477
	Cheniere Energy Partners LP	4.000%	3/1/31	17,135	16,052
	Cheniere Energy Partners LP	3.250%	1/31/32	17,120	15,056
	Cheniere Energy Partners LP	5.950%	6/30/33	9,803	10,072
	Cheniere Energy Partners LP	5.750%	8/15/34	7,165	7,271
	Chevron Corp.	2.236%	5/11/30	12,173	10,935
	Chevron USA Inc.	4.687%	4/15/30	4,411	4,448
	Chevron USA Inc.	4.819%	4/15/32	4,734	4,762
	Chevron USA Inc.	4.980%	4/15/35	2,279	2,285
	ConocoPhillips	2.400%	2/15/31	4,590	4,035
	ConocoPhillips	5.900%	10/15/32	1,981	2,117
	ConocoPhillips Co.	4.850%	1/15/32	11,549	11,562
	ConocoPhillips Co.	5.000%	1/15/35	14,205	14,062
	Coterra Energy Inc.	5.600%	3/15/34	4,965	4,993
	Coterra Energy Inc.	5.400%	2/15/35	5,680	5,593
	DCP Midstream Operating LP	8.125%	8/16/30	120	137
	DCP Midstream Operating LP	3.250%	2/15/32	6,339	5,532
	Devon Energy Corp.	5.200%	9/15/34	10,780	10,395
	Diamondback Energy Inc.	3.125%	3/24/31	11,422	10,333
	Diamondback Energy Inc.	6.250%	3/15/33	8,746	9,240
	Diamondback Energy Inc.	5.400%	4/18/34	11,180	11,157
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	2,598	2,682
	Enbridge Inc.	6.200%	11/15/30	7,405	7,837
	Enbridge Inc.	5.700%	3/8/33	22,530	23,119
	Enbridge Inc.	2.500%	8/1/33	9,880	8,075
	Enbridge Inc.	5.625%	4/5/34	7,911	8,036
	Enbridge Inc.	7.200%	6/27/54	6,180	6,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.200%	4/1/30	1,006	1,017
	Energy Transfer LP	3.750%	5/15/30	16,343	15,455
	Energy Transfer LP	6.400%	12/1/30	5,840	6,225
	Energy Transfer LP	5.750%	2/15/33	15,691	16,055
	Energy Transfer LP	6.550%	12/1/33	28,432	30,414
	Energy Transfer LP	5.600%	9/1/34	9,740	9,757
	Energy Transfer LP	4.900%	3/15/35	4,200	3,986
	Enterprise Products Operating LLC	5.350%	1/31/33	8,316	8,527
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	5,274	5,898
	Enterprise Products Operating LLC	4.850%	1/31/34	8,189	8,062
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,950	2,161
	Enterprise Products Operating LLC	4.950%	2/15/35	9,775	9,642
	EOG Resources Inc.	4.375%	4/15/30	6,830	6,759
	EQT Corp.	5.750%	2/1/34	4,415	4,502
	Expand Energy Corp.	4.750%	2/1/32	9,390	8,893
	Expand Energy Corp.	5.700%	1/15/35	6,770	6,799
	Exxon Mobil Corp.	2.610%	10/15/30	19,515	17,717
	Helmerich & Payne Inc.	2.900%	9/29/31	5,311	4,493
[4]	Helmerich & Payne Inc.	5.500%	12/1/34	4,680	4,427
	Hess Corp.	7.300%	8/15/31	7,260	8,216
	Hess Corp.	7.125%	3/15/33	4,435	5,013
	HF Sinclair Corp.	4.500%	10/1/30	3,958	3,785
	HF Sinclair Corp.	5.750%	1/15/31	5,525	5,594
	HF Sinclair Corp.	6.250%	1/15/35	5,850	5,877
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,370	1,557
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,834	2,050
	Kinder Morgan Inc.	2.000%	2/15/31	8,920	7,620
[3]	Kinder Morgan Inc.	7.800%	8/1/31	1,605	1,829
[3]	Kinder Morgan Inc.	7.750%	1/15/32	4,539	5,183
	Kinder Morgan Inc.	4.800%	2/1/33	6,420	6,205
	Kinder Morgan Inc.	5.200%	6/1/33	19,403	19,237
	Kinder Morgan Inc.	5.400%	2/1/34	8,375	8,361
	Marathon Petroleum Corp.	5.700%	3/1/35	12,295	12,265
	MPLX LP	2.650%	8/15/30	14,283	12,724
	MPLX LP	4.950%	9/1/32	8,675	8,492
	MPLX LP	5.000%	3/1/33	9,445	9,211
	MPLX LP	5.500%	6/1/34	6,315	6,293
	MPLX LP	5.400%	4/1/35	3,534	3,475
	Occidental Petroleum Corp.	8.875%	7/15/30	8,626	9,879
	Occidental Petroleum Corp.	6.625%	9/1/30	10,387	10,920
	Occidental Petroleum Corp.	6.125%	1/1/31	11,144	11,466
	Occidental Petroleum Corp.	7.500%	5/1/31	8,077	8,903
	Occidental Petroleum Corp.	7.875%	9/15/31	6,593	7,409
	Occidental Petroleum Corp.	5.375%	1/1/32	4,305	4,243
	Occidental Petroleum Corp.	5.550%	10/1/34	12,190	11,925
	ONEOK Inc.	3.250%	6/1/30	5,316	4,903
	ONEOK Inc.	5.800%	11/1/30	4,848	5,041
	ONEOK Inc.	6.350%	1/15/31	2,570	2,729
	ONEOK Inc.	4.750%	10/15/31	6,180	6,059
	ONEOK Inc.	6.100%	11/15/32	7,308	7,660
	ONEOK Inc.	6.050%	9/1/33	13,555	14,096
	ONEOK Inc.	5.650%	9/1/34	5,130	5,176
	ONEOK Inc.	5.050%	11/1/34	18,375	17,755
	Ovintiv Inc.	7.200%	11/1/31	3,254	3,528
	Ovintiv Inc.	7.375%	11/1/31	5,315	5,827
	Ovintiv Inc.	6.250%	7/15/33	7,466	7,718
	Ovintiv Inc.	6.500%	8/15/34	3,455	3,597
	Patterson-UTI Energy Inc.	7.150%	10/1/33	4,002	4,217
	Phillips 66	2.150%	12/15/30	9,446	8,201
	Phillips 66 Co.	5.250%	6/15/31	6,385	6,494
	Phillips 66 Co.	5.300%	6/30/33	8,295	8,295
	Pioneer Natural Resources Co.	1.900%	8/15/30	12,502	10,878
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,243	6,314
	Plains All American Pipeline LP	3.800%	9/15/30	7,813	7,350
	Plains All American Pipeline LP	5.700%	9/15/34	6,220	6,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,973	21,556
[4]	Schlumberger Holdings Corp.	2.650%	6/26/30	14,899	13,444
[4]	Schlumberger Holdings Corp.	4.850%	5/15/33	2,820	2,769
[4]	Schlumberger Holdings Corp.	5.000%	6/1/34	4,405	4,333
[3]	Shell Finance US Inc.	2.750%	4/6/30	14,488	13,331
[4]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	12,595	12,333
	Suncor Energy Inc.	7.150%	2/1/32	4,645	5,092
	Suncor Energy Inc.	5.950%	12/1/34	4,540	4,698
	Targa Resources Corp.	4.200%	2/1/33	7,640	7,049
	Targa Resources Corp.	6.125%	3/15/33	10,065	10,497
	Targa Resources Corp.	6.500%	3/30/34	5,410	5,778
	Targa Resources Partners LP	4.875%	2/1/31	8,575	8,398
	Targa Resources Partners LP	4.000%	1/15/32	8,380	7,733
	TotalEnergies Capital SA	5.150%	4/5/34	11,020	11,147
	TotalEnergies Capital SA	4.724%	9/10/34	12,245	12,014
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,326	9,937
	TransCanada PipeLines Ltd.	4.625%	3/1/34	11,470	10,826
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,912	3,922
	TransCanada PipeLines Ltd.	7.000%	6/1/65	6,282	6,192
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	5,968	5,525
	Valero Energy Corp.	2.800%	12/1/31	3,923	3,436
	Valero Energy Corp.	7.500%	4/15/32	5,020	5,679
	Western Midstream Operating LP	6.150%	4/1/33	5,266	5,426
	Western Midstream Operating LP	5.450%	11/15/34	7,470	7,289
	Williams Cos. Inc.	3.500%	11/15/30	10,960	10,242
[3]	Williams Cos. Inc.	7.500%	1/15/31	1,306	1,451
	Williams Cos. Inc.	2.600%	3/15/31	12,887	11,321
	Williams Cos. Inc.	8.750%	3/15/32	3,304	3,966
	Williams Cos. Inc.	4.650%	8/15/32	7,744	7,494
	Williams Cos. Inc.	5.650%	3/15/33	6,055	6,204
	Williams Cos. Inc.	5.150%	3/15/34	12,520	12,349
	Williams Cos. Inc.	5.600%	3/15/35	7,500	7,638
	Woodside Finance Ltd.	5.100%	9/12/34	10,545	10,231
					1,141,270
Financials (12.3%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	5,727	6,041
	AerCap Ireland Capital DAC	3.300%	1/30/32	50,981	45,131
	AerCap Ireland Capital DAC	3.400%	10/29/33	14,903	12,865
	AerCap Ireland Capital DAC	5.300%	1/19/34	740	735
	AerCap Ireland Capital DAC	4.950%	9/10/34	7,490	7,209
[5]	AerCap Ireland Capital DAC	6.500%	1/31/56	4,100	4,062
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,152	7,541
	Affiliated Managers Group Inc.	5.500%	8/20/34	3,945	3,898
	Aflac Inc.	3.600%	4/1/30	10,717	10,284
	Air Lease Corp.	3.125%	12/1/30	10,453	9,460
[3]	Air Lease Corp.	5.200%	7/15/31	7,710	7,745
[3]	Air Lease Corp.	2.875%	1/15/32	1,198	1,041
	Alleghany Corp.	3.625%	5/15/30	4,706	4,505
	Allstate Corp.	1.450%	12/15/30	6,862	5,723
	Allstate Corp.	5.250%	3/30/33	7,271	7,361
	Allstate Corp.	5.350%	6/1/33	2,935	2,978
[3]	Ally Financial Inc.	8.000%	11/1/31	20,217	22,544
	Ally Financial Inc.	6.184%	7/26/35	3,175	3,154
	American Express Co.	6.489%	10/30/31	11,080	11,954
	American Express Co.	4.989%	5/26/33	8,203	8,083
	American Express Co.	4.420%	8/3/33	10,434	10,071
	American Express Co.	5.043%	5/1/34	12,160	12,143
	American Express Co.	5.625%	7/28/34	5,549	5,640
	American Express Co.	5.284%	7/26/35	14,723	14,705
	American Express Co.	5.442%	1/30/36	9,170	9,257
	American Financial Group Inc.	5.250%	4/2/30	2,846	2,916
	American International Group Inc.	3.400%	6/30/30	4,233	3,959
	American International Group Inc.	5.125%	3/27/33	6,986	6,985
	American International Group Inc.	3.875%	1/15/35	145	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	4.500%	5/13/32	2,749	2,683
	Ameriprise Financial Inc.	5.150%	5/15/33	7,458	7,512
	Ameriprise Financial Inc.	5.200%	4/15/35	7,300	7,277
	Aon Corp.	2.800%	5/15/30	8,048	7,328
	Aon Corp.	2.600%	12/2/31	6,590	5,730
	Aon Corp.	5.000%	9/12/32	5,600	5,606
	Aon Corp.	5.350%	2/28/33	4,382	4,453
	Aon North America Inc.	5.300%	3/1/31	6,515	6,658
	Aon North America Inc.	5.450%	3/1/34	14,835	15,100
	Apollo Debt Solutions BDC	6.700%	7/29/31	8,400	8,672
[4]	Apollo Debt Solutions BDC	6.550%	3/15/32	4,300	4,357
	Apollo Global Management Inc.	6.375%	11/15/33	4,260	4,608
	Apollo Global Management Inc.	6.000%	12/15/54	4,340	4,186
	Arch Capital Group Ltd.	7.350%	5/1/34	142	163
	Ares Capital Corp.	3.200%	11/15/31	8,840	7,646
[3]	Ares Capital Corp.	5.800%	3/8/32	6,025	5,989
[4]	Ares Strategic Income Fund	6.200%	3/21/32	6,300	6,263
	Arthur J Gallagher & Co.	2.400%	11/9/31	4,371	3,738
	Arthur J Gallagher & Co.	5.000%	2/15/32	1,370	1,370
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,730	5,827
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,987	2,153
	Arthur J Gallagher & Co.	5.450%	7/15/34	4,290	4,352
	Arthur J Gallagher & Co.	5.150%	2/15/35	12,790	12,682
	Assurant Inc.	3.700%	2/22/30	3,070	2,896
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	5,000	4,542
	Athene Holding Ltd.	3.500%	1/15/31	8,134	7,532
	Athene Holding Ltd.	5.875%	1/15/34	12,400	12,590
	Athene Holding Ltd.	6.625%	10/15/54	4,990	4,947
	AXA SA	8.600%	12/15/30	6,615	7,801
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,529	1,471
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	7,045	7,919
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	6,130	6,286
	Banco Santander SA	3.490%	5/28/30	8,146	7,584
	Banco Santander SA	2.749%	12/3/30	13,550	11,772
	Banco Santander SA	2.958%	3/25/31	11,202	10,037
	Banco Santander SA	5.439%	7/15/31	12,094	12,387
	Banco Santander SA	3.225%	11/22/32	10,060	8,710
	Banco Santander SA	6.921%	8/8/33	16,901	17,927
	Banco Santander SA	6.938%	11/7/33	11,155	12,407
	Banco Santander SA	6.350%	3/14/34	11,430	11,717
	Banco Santander SA	6.033%	1/17/35	7,430	7,688
[3]	Bank of America Corp.	2.592%	4/29/31	23,458	21,059
[3]	Bank of America Corp.	1.898%	7/23/31	22,550	19,379
[3]	Bank of America Corp.	1.922%	10/24/31	27,207	23,274
[3]	Bank of America Corp.	2.651%	3/11/32	19,284	16,977
	Bank of America Corp.	2.687%	4/22/32	44,972	39,585
	Bank of America Corp.	2.299%	7/21/32	16,802	14,353
[3]	Bank of America Corp.	2.972%	2/4/33	47,621	41,754
	Bank of America Corp.	4.571%	4/27/33	31,830	30,740
[3]	Bank of America Corp.	5.015%	7/22/33	33,896	33,751
	Bank of America Corp.	5.288%	4/25/34	47,582	47,796
	Bank of America Corp.	5.872%	9/15/34	35,878	37,407
	Bank of America Corp.	5.468%	1/23/35	38,048	38,591
[3]	Bank of America Corp.	5.425%	8/15/35	10,710	10,465
	Bank of America Corp.	5.518%	10/25/35	39,092	38,255
	Bank of America Corp.	5.511%	1/24/36	34,927	35,548
	Bank of America Corp.	5.744%	2/12/36	20,915	20,864
	Bank of America Corp.	2.482%	9/21/36	21,412	17,828
	Bank of America Corp.	3.846%	3/8/37	22,880	20,512
	Bank of Montreal	5.511%	6/4/31	6,905	7,117
	Bank of Montreal	3.088%	1/10/37	9,924	8,434
[3]	Bank of New York Mellon Corp.	1.800%	7/28/31	4,310	3,661
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,334	4,628
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,830	6,905
[3]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,890	10,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	25,560	26,875
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,791	6,636
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	6,399	6,339
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,465	7,058
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,585	8,639
	Bank of New York Mellon Corp.	5.606%	7/21/39	1,520	1,535
	Bank of Nova Scotia	4.850%	2/1/30	7,710	7,745
	Bank of Nova Scotia	2.150%	8/1/31	5,296	4,515
	Bank of Nova Scotia	2.450%	2/2/32	6,065	5,193
	Bank of Nova Scotia	4.740%	11/10/32	5,343	5,258
	Bank of Nova Scotia	5.650%	2/1/34	7,257	7,499
	Bank of Nova Scotia	4.588%	5/4/37	9,734	8,981
	BankUnited Inc.	5.125%	6/11/30	3,070	3,011
	Barclays plc	2.645%	6/24/31	9,088	8,064
	Barclays plc	2.667%	3/10/32	4,867	4,235
	Barclays plc	2.894%	11/24/32	12,235	10,606
	Barclays plc	5.746%	8/9/33	6,545	6,643
	Barclays plc	7.437%	11/2/33	16,821	18,760
	Barclays plc	6.224%	5/9/34	16,780	17,469
	Barclays plc	7.119%	6/27/34	13,870	14,946
	Barclays plc	6.692%	9/13/34	14,215	15,248
	Barclays plc	5.335%	9/10/35	22,102	21,559
	Barclays plc	3.564%	9/23/35	13,846	12,499
	Barclays plc	5.785%	2/25/36	14,734	14,803
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	6,717	5,781
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	8,007	7,233
[4,5]	BGC Group Inc.	6.150%	4/2/30	4,200	4,186
	BlackRock Funding Inc.	5.000%	3/14/34	9,453	9,534
	Blackrock Inc.	2.400%	4/30/30	9,595	8,689
	Blackrock Inc.	1.900%	1/28/31	10,357	8,964
	Blackrock Inc.	2.100%	2/25/32	7,392	6,266
	Blackrock Inc.	4.750%	5/25/33	11,467	11,446
[4]	Blackstone Private Credit Fund	5.250%	4/1/30	3,130	3,057
	Blackstone Private Credit Fund	6.250%	1/25/31	2,875	2,923
	Blackstone Private Credit Fund	6.000%	1/29/32	7,560	7,485
[4]	Blackstone Private Credit Fund	6.000%	11/22/34	8,469	8,147
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	4,075	4,011
	Blackstone Secured Lending Fund	5.300%	6/30/30	2,200	2,159
[4]	Blue Owl Credit Income Corp.	5.800%	3/15/30	3,270	3,207
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,720	6,862
	Blue Owl Finance LLC	3.125%	6/10/31	2,605	2,285
	Blue Owl Finance LLC	6.250%	4/18/34	11,275	11,556
	Brookfield Capital Finance LLC	6.087%	6/14/33	5,359	5,621
	Brookfield Finance I UK plc	2.340%	1/30/32	4,915	4,126
	Brookfield Finance Inc.	4.350%	4/15/30	6,162	6,012
	Brookfield Finance Inc.	2.724%	4/15/31	4,254	3,773
	Brookfield Finance Inc.	6.350%	1/5/34	6,019	6,402
	Brookfield Finance Inc.	5.675%	1/15/35	3,900	3,986
	Brown & Brown Inc.	2.375%	3/15/31	6,464	5,549
	Brown & Brown Inc.	4.200%	3/17/32	5,480	5,134
	Brown & Brown Inc.	5.650%	6/11/34	4,987	5,068
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	10,377	9,485
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	9,940	10,517
[3]	Capital One Financial Corp.	7.624%	10/30/31	9,289	10,336
	Capital One Financial Corp.	2.359%	7/29/32	8,949	7,338
	Capital One Financial Corp.	2.618%	11/2/32	4,775	4,064
	Capital One Financial Corp.	5.268%	5/10/33	9,288	9,138
	Capital One Financial Corp.	5.817%	2/1/34	22,742	22,908
	Capital One Financial Corp.	6.377%	6/8/34	21,636	22,590
	Capital One Financial Corp.	6.051%	2/1/35	5,063	5,167
	Capital One Financial Corp.	6.183%	1/30/36	14,675	14,616
	Cboe Global Markets Inc.	1.625%	12/15/30	7,945	6,757
	Charles Schwab Corp.	2.300%	5/13/31	17,479	15,240
	Charles Schwab Corp.	2.900%	3/3/32	13,270	11,643
	Charles Schwab Corp.	5.853%	5/19/34	9,327	9,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	6.136%	8/24/34	11,979	12,741
	Chubb INA Holdings LLC	1.375%	9/15/30	15,269	12,987
	Chubb INA Holdings LLC	5.000%	3/15/34	11,610	11,628
	CI Financial Corp.	3.200%	12/17/30	3,378	2,949
[3]	Citibank NA	5.570%	4/30/34	18,560	19,086
[3]	Citigroup Inc.	4.412%	3/31/31	2,008	1,956
[3]	Citigroup Inc.	2.572%	6/3/31	31,367	27,933
	Citigroup Inc.	2.561%	5/1/32	5,791	5,031
	Citigroup Inc.	6.625%	6/15/32	7,325	7,892
	Citigroup Inc.	3.057%	1/25/33	20,328	17,794
	Citigroup Inc.	3.785%	3/17/33	48,339	44,210
	Citigroup Inc.	4.910%	5/24/33	13,585	13,307
	Citigroup Inc.	6.000%	10/31/33	860	894
	Citigroup Inc.	6.270%	11/17/33	21,964	23,303
	Citigroup Inc.	6.174%	5/25/34	38,151	38,995
	Citigroup Inc.	5.827%	2/13/35	20,299	20,173
	Citigroup Inc.	5.449%	6/11/35	11,745	11,817
	Citigroup Inc.	6.020%	1/24/36	18,480	18,630
[3]	Citigroup Inc.	5.333%	3/27/36	14,118	14,056
	Citigroup Inc.	5.411%	9/19/39	10,680	10,213
	Citizens Financial Group Inc.	3.250%	4/30/30	7,668	7,043
	Citizens Financial Group Inc.	5.718%	7/23/32	12,148	12,367
	Citizens Financial Group Inc.	2.638%	9/30/32	2,767	2,275
	Citizens Financial Group Inc.	6.645%	4/25/35	7,723	8,212
	Citizens Financial Group Inc.	5.641%	5/21/37	3,380	3,298
	CME Group Inc.	2.650%	3/15/32	6,371	5,604
	CNA Financial Corp.	2.050%	8/15/30	5,085	4,425
	CNA Financial Corp.	5.500%	6/15/33	3,238	3,299
	CNA Financial Corp.	5.125%	2/15/34	6,878	6,826
	CNO Financial Group Inc.	6.450%	6/15/34	8,195	8,548
	Comerica Bank	5.332%	8/25/33	4,000	3,854
	Corebridge Financial Inc.	3.900%	4/5/32	16,530	15,273
	Corebridge Financial Inc.	6.050%	9/15/33	4,380	4,558
	Corebridge Financial Inc.	5.750%	1/15/34	10,390	10,652
	Corebridge Financial Inc.	6.375%	9/15/54	6,396	6,357
	Credit Suisse USA LLC	7.125%	7/15/32	8,590	9,683
	Deutsche Bank AG	5.882%	7/8/31	3,613	3,641
[3]	Deutsche Bank AG	3.547%	9/18/31	19,216	17,675
	Deutsche Bank AG	3.729%	1/14/32	11,009	9,890
	Deutsche Bank AG	3.035%	5/28/32	1,546	1,353
	Deutsche Bank AG	3.742%	1/7/33	12,702	11,144
	Deutsche Bank AG	7.079%	2/10/34	12,235	12,869
	Deutsche Bank AG	5.403%	9/11/35	9,835	9,589
	Discover Financial Services	6.700%	11/29/32	7,220	7,754
	Discover Financial Services	7.964%	11/2/34	7,549	8,615
	Enstar Group Ltd.	4.950%	6/1/29	1	1
	Enstar Group Ltd.	3.100%	9/1/31	2,393	2,066
	Equitable Holdings Inc.	5.594%	1/11/33	4,315	4,431
	Equitable Holdings Inc.	6.700%	3/28/55	4,100	4,076
	F&G Annuities & Life Inc.	6.250%	10/4/34	4,145	4,019
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	4,075	4,014
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	6,100	5,559
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,405	6,525
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	6,365	6,610
	Fidelity National Financial Inc.	4.500%	8/15/28	629	624
	Fidelity National Financial Inc.	3.400%	6/15/30	7,288	6,716
	Fifth Third Bancorp	5.631%	1/29/32	8,972	9,177
	Fifth Third Bancorp	4.337%	4/25/33	6,756	6,351
	First American Financial Corp.	4.000%	5/15/30	4,477	4,268
	First American Financial Corp.	2.400%	8/15/31	5,152	4,350
	First American Financial Corp.	5.450%	9/30/34	3,805	3,719
	First Citizens BancShares Inc.	6.254%	3/12/40	4,804	4,730
[3]	First Horizon Bank	5.750%	5/1/30	5,055	5,109
	Franklin Resources Inc.	1.600%	10/30/30	9,333	7,923
	GATX Corp.	4.000%	6/30/30	5,511	5,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.500%	6/1/32	796	715
	GATX Corp.	4.900%	3/15/33	3,430	3,365
	GATX Corp.	5.450%	9/15/33	6,465	6,521
	GATX Corp.	6.050%	3/15/34	2,240	2,352
	GATX Corp.	6.900%	5/1/34	1,855	2,056
	Globe Life Inc.	2.150%	8/15/30	4,368	3,785
	Goldman Sachs Group Inc.	1.992%	1/27/32	25,740	21,802
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,544	31,893
	Goldman Sachs Group Inc.	2.383%	7/21/32	36,000	30,826
	Goldman Sachs Group Inc.	2.650%	10/21/32	34,175	29,532
	Goldman Sachs Group Inc.	6.125%	2/15/33	7,382	7,952
	Goldman Sachs Group Inc.	3.102%	2/24/33	31,100	27,401
	Goldman Sachs Group Inc.	6.561%	10/24/34	2,999	3,270
	Goldman Sachs Group Inc.	5.851%	4/25/35	22,794	23,537
	Goldman Sachs Group Inc.	5.330%	7/23/35	31,911	31,759
	Goldman Sachs Group Inc.	5.016%	10/23/35	27,405	26,652
	Goldman Sachs Group Inc.	5.536%	1/28/36	14,850	15,049
[4]	Golub Capital Private Credit Fund	5.875%	5/1/30	1,200	1,188
[4]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	8,455	8,361
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,908	3,427
[4]	HPS Corporate Lending Fund	5.950%	4/14/32	5,850	5,778
	HSBC Holdings plc	4.950%	3/31/30	18,447	18,515
[3]	HSBC Holdings plc	2.848%	6/4/31	15,778	14,170
[3]	HSBC Holdings plc	2.357%	8/18/31	19,256	16,765
	HSBC Holdings plc	2.804%	5/24/32	21,150	18,481
	HSBC Holdings plc	2.871%	11/22/32	25,826	22,422
	HSBC Holdings plc	4.762%	3/29/33	16,408	15,654
	HSBC Holdings plc	5.402%	8/11/33	26,922	27,156
	HSBC Holdings plc	8.113%	11/3/33	16,850	19,163
	HSBC Holdings plc	6.254%	3/9/34	16,784	17,741
	HSBC Holdings plc	6.547%	6/20/34	16,718	17,424
	HSBC Holdings plc	7.399%	11/13/34	17,247	18,937
	HSBC Holdings plc	5.719%	3/4/35	12,100	12,385
	HSBC Holdings plc	5.874%	11/18/35	15,219	15,096
	HSBC Holdings plc	5.450%	3/3/36	11,222	11,163
	Huntington Bancshares Inc.	5.023%	5/17/33	4,507	4,401
	Huntington Bancshares Inc.	5.709%	2/2/35	5,110	5,164
	Huntington Bancshares Inc.	2.487%	8/15/36	8,024	6,603
	Huntington Bancshares Inc.	6.141%	11/18/39	5,890	5,938
	ING Groep NV	2.727%	4/1/32	2,707	2,384
	ING Groep NV	4.252%	3/28/33	10,812	10,221
	ING Groep NV	6.114%	9/11/34	9,244	9,689
	ING Groep NV	5.550%	3/19/35	10,945	11,024
	ING Groep NV	5.525%	3/25/36	6,500	6,510
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	2.100%	6/15/30	14,628	12,944
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,950	13,785
	Intercontinental Exchange Inc.	4.600%	3/15/33	11,021	10,799
	Jackson Financial Inc.	3.125%	11/23/31	4,463	3,884
	Janus Henderson US Holdings Inc.	5.450%	9/10/34	3,070	2,970
	Jefferies Financial Group Inc.	2.625%	10/15/31	13,189	11,147
	Jefferies Financial Group Inc.	2.750%	10/15/32	1,880	1,555
	Jefferies Financial Group Inc.	6.200%	4/14/34	12,560	12,798
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	2,357	2,778
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	26,149	23,453
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	23,153	21,026
	JPMorgan Chase & Co.	1.764%	11/19/31	15,170	12,863
	JPMorgan Chase & Co.	1.953%	2/4/32	31,222	26,550
	JPMorgan Chase & Co.	2.580%	4/22/32	28,639	25,160
	JPMorgan Chase & Co.	2.545%	11/8/32	26,548	22,963
	JPMorgan Chase & Co.	2.963%	1/25/33	32,506	28,702
	JPMorgan Chase & Co.	4.586%	4/26/33	18,220	17,729
	JPMorgan Chase & Co.	4.912%	7/25/33	39,536	39,215
	JPMorgan Chase & Co.	5.717%	9/14/33	29,364	30,171
	JPMorgan Chase & Co.	5.350%	6/1/34	36,867	37,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	6.254%	10/23/34	25,096	26,927
	JPMorgan Chase & Co.	5.336%	1/23/35	27,385	27,624
	JPMorgan Chase & Co.	5.766%	4/22/35	21,380	22,205
	JPMorgan Chase & Co.	5.294%	7/22/35	27,046	27,179
	JPMorgan Chase & Co.	4.946%	10/22/35	28,860	28,249
	JPMorgan Chase & Co.	5.502%	1/24/36	22,949	23,449
	Kemper Corp.	2.400%	9/30/30	4,340	3,768
	Kemper Corp.	3.800%	2/23/32	3,435	3,085
[3]	KeyBank NA	4.900%	8/8/32	7,191	6,870
	KeyBank NA	5.000%	1/26/33	9,920	9,660
[3]	KeyCorp	5.121%	4/4/31	4,300	4,315
[3]	KeyCorp	4.789%	6/1/33	9,433	9,038
	KeyCorp	6.401%	3/6/35	3,297	3,481
	Lazard Group LLC	6.000%	3/15/31	3,895	4,044
	Lincoln National Corp.	3.400%	1/15/31	3,442	3,162
	Lloyds Banking Group plc	4.976%	8/11/33	9,856	9,644
	Lloyds Banking Group plc	7.953%	11/15/33	8,450	9,599
	Lloyds Banking Group plc	5.679%	1/5/35	11,936	12,065
	Lloyds Banking Group plc	5.590%	11/26/35	6,625	6,638
	Loews Corp.	3.200%	5/15/30	3,971	3,714
	LPL Holdings Inc.	6.000%	5/20/34	2,671	2,724
	LPL Holdings Inc.	5.650%	3/15/35	4,200	4,156
	M&T Bank Corp.	6.082%	3/13/32	7,122	7,372
	M&T Bank Corp.	5.053%	1/27/34	11,371	10,988
[3]	M&T Bank Corp.	5.385%	1/16/36	8,345	8,183
	Manulife Financial Corp.	3.703%	3/16/32	6,285	5,823
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	2,256	2,260
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	4,513	3,985
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	8,670	8,697
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	5,363	4,616
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,595	5,893
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,024	6,194
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,492	4,535
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	7,816	7,733
	Mastercard Inc.	1.900%	3/15/31	3,205	2,778
	Mastercard Inc.	2.000%	11/18/31	7,698	6,568
	Mastercard Inc.	4.350%	1/15/32	10,834	10,644
	Mastercard Inc.	4.950%	3/15/32	5,800	5,897
	Mastercard Inc.	4.850%	3/9/33	3,970	3,998
	Mastercard Inc.	4.875%	5/9/34	5,435	5,451
	Mastercard Inc.	4.550%	1/15/35	9,385	9,140
	MetLife Inc.	4.550%	3/23/30	3,944	3,948
	MetLife Inc.	6.500%	12/15/32	5,591	6,189
	MetLife Inc.	5.375%	7/15/33	9,080	9,354
	MetLife Inc.	5.300%	12/15/34	12,288	12,470
[3]	MetLife Inc.	6.350%	3/15/55	6,143	6,157
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,810	8,872
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	11,390	9,919
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	32,503	27,844
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	6,065	5,290
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,765	18,792
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	11,694	11,929
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	10,677	10,914
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	17,100	17,309
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	4,703	4,804
	Mizuho Financial Group Inc.	5.098%	5/13/31	2,500	2,523
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	4,115	3,675
	Mizuho Financial Group Inc.	5.739%	5/27/31	5,052	5,235
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	17,693	15,453
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	11,102	9,535
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,548	5,615
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,403	1,197
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,261
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,545	8,833
	Mizuho Financial Group Inc.	5.748%	7/6/34	16,520	17,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.579%	5/26/35	5,223	5,338
[3]	Morgan Stanley	3.622%	4/1/31	30,189	28,478
[3]	Morgan Stanley	1.794%	2/13/32	22,433	18,764
[3]	Morgan Stanley	1.928%	4/28/32	15,795	13,225
[3]	Morgan Stanley	2.239%	7/21/32	22,688	19,270
[3]	Morgan Stanley	2.511%	10/20/32	16,322	14,005
	Morgan Stanley	2.943%	1/21/33	18,421	16,146
	Morgan Stanley	4.889%	7/20/33	18,967	18,699
	Morgan Stanley	6.342%	10/18/33	33,975	36,405
[3]	Morgan Stanley	5.250%	4/21/34	28,073	28,063
[3]	Morgan Stanley	5.424%	7/21/34	35,200	35,589
	Morgan Stanley	6.627%	11/1/34	16,131	17,589
	Morgan Stanley	5.466%	1/18/35	21,075	21,330
	Morgan Stanley	5.831%	4/19/35	19,140	19,834
	Morgan Stanley	5.320%	7/19/35	32,540	32,488
	Morgan Stanley	5.587%	1/18/36	25,120	25,640
	Morgan Stanley	2.484%	9/16/36	27,196	22,524
	Morgan Stanley	5.297%	4/20/37	20,155	19,749
	Morgan Stanley	5.948%	1/19/38	20,752	20,944
	Morgan Stanley	5.942%	2/7/39	10,165	10,252
[4,5]	MSD Investment Corp.	6.250%	5/31/30	2,900	2,878
	Nasdaq Inc.	1.650%	1/15/31	4,723	3,995
	Nasdaq Inc.	5.550%	2/15/34	9,193	9,427
	NatWest Group plc	6.016%	3/2/34	15,789	16,466
	NatWest Group plc	5.778%	3/1/35	7,654	7,806
[3]	NatWest Group plc	3.032%	11/28/35	5,608	4,956
	Nomura Holdings Inc.	2.679%	7/16/30	4,670	4,165
	Nomura Holdings Inc.	2.608%	7/14/31	4,758	4,113
	Nomura Holdings Inc.	2.999%	1/22/32	4,310	3,759
	Nomura Holdings Inc.	6.181%	1/18/33	4,700	4,937
	Nomura Holdings Inc.	5.783%	7/3/34	17,860	18,275
	Northern Trust Corp.	1.950%	5/1/30	6,534	5,759
	Northern Trust Corp.	6.125%	11/2/32	11,166	11,932
	Old Republic International Corp.	5.750%	3/28/34	3,335	3,410
	ORIX Corp.	2.250%	3/9/31	4,760	4,116
	ORIX Corp.	4.000%	4/13/32	4,263	4,007
	ORIX Corp.	5.200%	9/13/32	4,124	4,161
	ORIX Corp.	5.400%	2/25/35	5,200	5,230
	PartnerRe Finance B LLC	4.500%	10/1/50	4,040	3,757
	PNC Financial Services Group Inc.	4.812%	10/21/32	6,995	6,917
	PNC Financial Services Group Inc.	4.626%	6/6/33	4,085	3,891
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,242	21,230
	PNC Financial Services Group Inc.	5.068%	1/24/34	15,500	15,317
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,634	8,983
	PNC Financial Services Group Inc.	6.875%	10/20/34	16,804	18,578
	PNC Financial Services Group Inc.	5.676%	1/22/35	18,660	19,105
	PNC Financial Services Group Inc.	5.401%	7/23/35	16,135	16,198
	PNC Financial Services Group Inc.	5.575%	1/29/36	21,210	21,568
	Primerica Inc.	2.800%	11/19/31	5,540	4,805
	Principal Financial Group Inc.	2.125%	6/15/30	4,621	4,051
	Principal Financial Group Inc.	5.375%	3/15/33	3,370	3,427
	Progressive Corp.	3.000%	3/15/32	2,045	1,829
	Progressive Corp.	4.950%	6/15/33	5,225	5,245
[3]	Prudential Financial Inc.	5.750%	7/15/33	5,643	5,939
	Prudential Financial Inc.	5.200%	3/14/35	4,170	4,172
[3]	Prudential Financial Inc.	3.700%	10/1/50	10,009	9,018
	Prudential Financial Inc.	5.125%	3/1/52	8,086	7,691
	Prudential Financial Inc.	6.000%	9/1/52	9,541	9,550
	Prudential Financial Inc.	6.750%	3/1/53	2,941	3,061
	Prudential Financial Inc.	6.500%	3/15/54	8,660	8,830
	Prudential Funding Asia plc	3.125%	4/14/30	9,980	9,298
	Prudential Funding Asia plc	3.625%	3/24/32	3,015	2,779
	Raymond James Financial Inc.	4.650%	4/1/30	4,215	4,231
	Regions Financial Corp.	5.502%	9/6/35	14,070	13,878
	Reinsurance Group of America Inc.	3.150%	6/15/30	6,265	5,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reinsurance Group of America Inc.	6.000%	9/15/33	3,654	3,786
	Reinsurance Group of America Inc.	5.750%	9/15/34	3,837	3,900
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,646	6,763
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	1,800	1,842
[3]	Royal Bank of Canada	2.300%	11/3/31	21,299	18,267
	Royal Bank of Canada	3.875%	5/4/32	2,700	2,530
[3]	Royal Bank of Canada	5.000%	2/1/33	20,995	20,940
[3]	Royal Bank of Canada	5.150%	2/1/34	11,427	11,506
	Santander Holdings USA Inc.	7.660%	11/9/31	6,210	6,835
	Santander Holdings USA Inc.	6.342%	5/31/35	3,760	3,844
	Santander UK Group Holdings plc	2.896%	3/15/32	4,410	3,883
	Selective Insurance Group Inc.	5.900%	4/15/35	850	857
[4]	Sixth Street Lending Partners	6.125%	7/15/30	7,250	7,291
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	1,500	1,484
	State Street Corp.	2.200%	3/3/31	10,315	8,948
	State Street Corp.	2.623%	2/7/33	730	631
	State Street Corp.	4.164%	8/4/33	6,391	6,070
	State Street Corp.	4.821%	1/26/34	7,560	7,424
	State Street Corp.	5.159%	5/18/34	5,785	5,819
	State Street Corp.	6.123%	11/21/34	6,419	6,745
	State Street Corp.	5.146%	2/28/36	10,320	10,346
	Stewart Information Services Corp.	3.600%	11/15/31	3,995	3,565
	Stifel Financial Corp.	4.000%	5/15/30	4,248	4,062
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	6,500	6,624
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	14,167	12,404
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	4,560	3,945
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	90	92
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,343	12,230
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	6,650	6,806
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,729	15,309
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	9,270	9,665
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	4,600	4,825
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	13,164	13,503
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	8,209	8,432
	Synchrony Financial	2.875%	10/28/31	4,279	3,620
[3]	Toronto-Dominion Bank	2.000%	9/10/31	6,929	5,922
[3]	Toronto-Dominion Bank	2.450%	1/12/32	6,800	5,796
	Toronto-Dominion Bank	5.298%	1/30/32	4,480	4,554
[3]	Toronto-Dominion Bank	3.200%	3/10/32	14,759	13,162
	Toronto-Dominion Bank	4.456%	6/8/32	14,642	14,129
	TPG Operating Group II LP	5.875%	3/5/34	7,975	8,155
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,969	3,284
[3]	Truist Financial Corp.	1.950%	6/5/30	10,365	9,013
[3]	Truist Financial Corp.	4.916%	7/28/33	8,005	7,637
[3]	Truist Financial Corp.	6.123%	10/28/33	7,670	8,053
[3]	Truist Financial Corp.	5.122%	1/26/34	8,825	8,648
[3]	Truist Financial Corp.	5.867%	6/8/34	14,850	15,266
[3]	Truist Financial Corp.	5.711%	1/24/35	22,280	22,750
[3]	US Bancorp	1.375%	7/22/30	10,980	9,262
[3]	US Bancorp	2.677%	1/27/33	6,205	5,319
[3]	US Bancorp	4.967%	7/22/33	11,394	10,947
	US Bancorp	5.850%	10/21/33	17,030	17,633
	US Bancorp	4.839%	2/1/34	22,662	21,994
	US Bancorp	5.836%	6/12/34	8,985	9,278
	US Bancorp	5.678%	1/23/35	19,522	19,953
	US Bancorp	5.424%	2/12/36	3,600	3,625
	US Bancorp	2.491%	11/3/36	14,077	11,681
	Visa Inc.	2.050%	4/15/30	13,251	11,873
	Visa Inc.	1.100%	2/15/31	6,780	5,658
	Voya Financial Inc.	5.000%	9/20/34	3,360	3,235
[3]	Wells Fargo & Co.	4.478%	4/4/31	23,138	22,728
[3]	Wells Fargo & Co.	3.350%	3/2/33	35,568	31,894
[3]	Wells Fargo & Co.	4.897%	7/25/33	16,929	16,686
	Wells Fargo & Co.	5.389%	4/24/34	44,823	45,119
[3]	Wells Fargo & Co.	5.557%	7/25/34	40,810	41,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	6.491%	10/23/34	25,015	26,991
	Wells Fargo & Co.	5.499%	1/23/35	18,806	19,051
	Wells Fargo & Co.	5.211%	12/3/35	31,150	30,917
	Western Union Co.	2.750%	3/15/31	4,515	3,914
	Westpac Banking Corp.	2.150%	6/3/31	10,463	9,115
	Westpac Banking Corp.	5.405%	8/10/33	3,150	3,132
	Westpac Banking Corp.	6.820%	11/17/33	6,307	6,874
	Westpac Banking Corp.	2.668%	11/15/35	17,425	15,124
[3]	Westpac Banking Corp.	5.618%	11/20/35	12,590	12,500
	Westpac Banking Corp.	3.020%	11/18/36	12,700	10,968
	Willis North America Inc.	5.350%	5/15/33	6,637	6,689
	Zions Bancorp NA	6.816%	11/19/35	2,705	2,757
					5,402,170
Health Care (3.4%)
	Abbott Laboratories	1.400%	6/30/30	6,260	5,417
	AbbVie Inc.	4.950%	3/15/31	16,995	17,263
	AbbVie Inc.	5.050%	3/15/34	28,500	28,706
	AbbVie Inc.	4.550%	3/15/35	7,308	7,054
	AbbVie Inc.	5.200%	3/15/35	4,500	4,573
	AbbVie Inc.	4.500%	5/14/35	6,865	6,584
	Adventist Health System	5.430%	3/1/32	3,025	3,059
	Adventist Health System	5.757%	12/1/34	3,540	3,548
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,755	2,456
	Agilent Technologies Inc.	2.100%	6/4/30	4,475	3,937
	Agilent Technologies Inc.	2.300%	3/12/31	7,930	6,890
	Agilent Technologies Inc.	4.750%	9/9/34	5,235	5,062
	Amgen Inc.	2.300%	2/25/31	12,047	10,528
	Amgen Inc.	2.000%	1/15/32	10,140	8,476
	Amgen Inc.	3.350%	2/22/32	8,179	7,461
	Amgen Inc.	4.200%	3/1/33	4,947	4,689
	Amgen Inc.	5.250%	3/2/33	35,600	36,111
	AstraZeneca Finance LLC	4.900%	2/26/31	11,785	11,981
	AstraZeneca Finance LLC	2.250%	5/28/31	6,481	5,671
	AstraZeneca Finance LLC	4.875%	3/3/33	5,864	5,900
	AstraZeneca Finance LLC	5.000%	2/26/34	12,520	12,627
	AstraZeneca plc	1.375%	8/6/30	10,978	9,345
	Banner Health	1.897%	1/1/31	3,190	2,752
	Baxter International Inc.	3.950%	4/1/30	6,314	6,076
	Baxter International Inc.	1.730%	4/1/31	8,225	6,877
	Baxter International Inc.	2.539%	2/1/32	15,173	13,003
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	1,282	1,101
	Becton Dickinson & Co.	2.823%	5/20/30	7,241	6,606
	Becton Dickinson & Co.	1.957%	2/11/31	3,377	2,881
	Becton Dickinson & Co.	4.298%	8/22/32	8,064	7,710
	Becton Dickinson & Co.	5.110%	2/8/34	5,590	5,581
	Biogen Inc.	2.250%	5/1/30	10,586	9,339
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,705	6,042
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,570
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,639	4,419
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,070	1,786
	Boston Scientific Corp.	2.650%	6/1/30	9,894	9,016
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,467	11,454
	Bristol-Myers Squibb Co.	5.750%	2/1/31	8,135	8,596
	Bristol-Myers Squibb Co.	5.100%	2/22/31	10,108	10,353
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,814	14,106
	Bristol-Myers Squibb Co.	5.900%	11/15/33	6,682	7,142
	Bristol-Myers Squibb Co.	5.200%	2/22/34	22,845	23,241
	Cardinal Health Inc.	5.450%	2/15/34	4,435	4,496
	Cardinal Health Inc.	5.350%	11/15/34	8,640	8,667
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,645	2,256
	Cencora Inc.	2.800%	5/15/30	4,910	4,492
	Cencora Inc.	2.700%	3/15/31	12,061	10,733
	Cencora Inc.	5.125%	2/15/34	3,415	3,408
	Cencora Inc.	5.150%	2/15/35	7,000	6,999

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Centene Corp.	3.000%	10/15/30	21,989	19,238
Centene Corp.	2.500%	3/1/31	14,918	12,588
Centene Corp.	2.625%	8/1/31	10,386	8,740
Cigna Group	2.375%	3/15/31	16,052	14,006
Cigna Group	5.125%	5/15/31	2,205	2,235
Cigna Group	5.400%	3/15/33	9,090	9,251
Cigna Group	5.250%	2/15/34	9,580	9,622
CommonSpirit Health	2.782%	10/1/30	4,278	3,845
CommonSpirit Health	5.205%	12/1/31	9,395	9,480
CommonSpirit Health	5.318%	12/1/34	5,785	5,730
CVS Health Corp.	3.750%	4/1/30	7,838	7,393
CVS Health Corp.	1.750%	8/21/30	14,320	12,119
CVS Health Corp.	5.250%	1/30/31	8,045	8,116
CVS Health Corp.	1.875%	2/28/31	16,603	13,885
CVS Health Corp.	5.550%	6/1/31	3,725	3,803
CVS Health Corp.	2.125%	9/15/31	6,975	5,815
CVS Health Corp.	5.250%	2/21/33	17,033	16,811
CVS Health Corp.	5.300%	6/1/33	12,853	12,715
CVS Health Corp.	5.700%	6/1/34	5,200	5,277
DENTSPLY SIRONA Inc.	3.250%	6/1/30	7,090	6,354
Elevance Health Inc.	2.250%	5/15/30	11,189	9,968
Elevance Health Inc.	2.550%	3/15/31	9,954	8,797
Elevance Health Inc.	4.950%	11/1/31	9,465	9,495
Elevance Health Inc.	5.500%	10/15/32	6,035	6,226
Elevance Health Inc.	4.750%	2/15/33	8,653	8,466
Elevance Health Inc.	5.375%	6/15/34	8,610	8,717
Elevance Health Inc.	5.950%	12/15/34	880	928
Elevance Health Inc.	5.200%	2/15/35	10,263	10,287
Eli Lilly & Co.	4.900%	2/12/32	8,500	8,623
Eli Lilly & Co.	4.700%	2/27/33	3,695	3,697
Eli Lilly & Co.	4.700%	2/9/34	13,435	13,281
Eli Lilly & Co.	4.600%	8/14/34	7,824	7,687
Eli Lilly & Co.	5.100%	2/12/35	11,000	11,204
GE HealthCare Technologies Inc.	5.905%	11/22/32	16,000	16,870
Gilead Sciences Inc.	5.250%	10/15/33	10,426	10,651
Gilead Sciences Inc.	5.100%	6/15/35	1,850	1,857
GlaxoSmithKline Capital Inc.	4.500%	4/15/30	10,000	10,002
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,460	2,544
GlaxoSmithKline Capital Inc.	4.875%	4/15/35	5,000	4,953
HCA Inc.	3.500%	9/1/30	25,300	23,475
HCA Inc.	5.450%	4/1/31	13,810	14,023
HCA Inc.	2.375%	7/15/31	8,232	7,003
HCA Inc.	5.500%	3/1/32	6,350	6,405
HCA Inc.	3.625%	3/15/32	16,125	14,578
HCA Inc.	5.500%	6/1/33	7,459	7,481
HCA Inc.	5.600%	4/1/34	11,836	11,883
HCA Inc.	5.450%	9/15/34	12,351	12,227
HCA Inc.	5.750%	3/1/35	12,000	12,107
Humana Inc.	4.875%	4/1/30	3,935	3,913
Humana Inc.	5.375%	4/15/31	10,048	10,124
Humana Inc.	2.150%	2/3/32	12,548	10,289
Humana Inc.	5.875%	3/1/33	5,605	5,730
Humana Inc.	5.950%	3/15/34	7,625	7,799
Humana Inc.	5.550%	5/1/35	3,205	3,169
Icon Investments Six DAC	6.000%	5/8/34	3,955	4,035
Illumina Inc.	2.550%	3/23/31	5,935	5,118
Johnson & Johnson	1.300%	9/1/30	17,545	15,043
Johnson & Johnson	4.900%	6/1/31	10,640	10,892
Johnson & Johnson	4.850%	3/1/32	10,252	10,404
Johnson & Johnson	4.375%	12/5/33	1,700	1,680
Johnson & Johnson	4.950%	6/1/34	645	661
Johnson & Johnson	5.000%	3/1/35	14,041	14,291
Laboratory Corp. of America Holdings	4.350%	4/1/30	3,170	3,104
Laboratory Corp. of America Holdings	2.700%	6/1/31	110	97
Laboratory Corp. of America Holdings	4.550%	4/1/32	5,100	4,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	4.800%	10/1/34	7,340	7,066
	McKesson Corp.	5.100%	7/15/33	5,017	5,081
	Medtronic Global Holdings SCA	4.500%	3/30/33	9,424	9,210
	Medtronic Inc.	4.375%	3/15/35	13,000	12,493
	Merck & Co. Inc.	4.300%	5/17/30	3,662	3,643
	Merck & Co. Inc.	1.450%	6/24/30	3,296	2,834
	Merck & Co. Inc.	2.150%	12/10/31	27,070	23,307
	Merck & Co. Inc.	4.500%	5/17/33	11,540	11,336
	Merck & Co. Inc.	6.500%	12/1/33	205	229
	Novartis Capital Corp.	2.200%	8/14/30	12,784	11,424
	Novartis Capital Corp.	4.000%	9/18/31	7,200	6,987
	Novartis Capital Corp.	4.200%	9/18/34	9,690	9,240
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,180	2,546
	OhioHealth Corp.	2.297%	11/15/31	2,620	2,279
	Orlando Health Obligated Group	5.475%	10/1/35	2,500	2,548
	Pfizer Inc.	2.625%	4/1/30	11,005	10,070
	Pfizer Inc.	1.700%	5/28/30	9,240	8,063
	Pfizer Inc.	1.750%	8/18/31	10,759	9,117
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	26,634	26,750
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	42,941	42,470
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,740	1,453
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,830	4,872
	Quest Diagnostics Inc.	2.950%	6/30/30	6,323	5,805
	Quest Diagnostics Inc.	2.800%	6/30/31	3,308	2,940
	Quest Diagnostics Inc.	6.400%	11/30/33	4,653	5,037
	Quest Diagnostics Inc.	5.000%	12/15/34	7,193	7,074
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,509	8,963
	Revvity Inc.	2.550%	3/15/31	4,082	3,539
	Revvity Inc.	2.250%	9/15/31	4,306	3,628
	Royalty Pharma plc	2.200%	9/2/30	11,521	9,967
	Royalty Pharma plc	2.150%	9/2/31	5,497	4,607
	Royalty Pharma plc	5.400%	9/2/34	2,625	2,592
	Smith & Nephew plc	2.032%	10/14/30	4,042	3,483
	Smith & Nephew plc	5.400%	3/20/34	6,035	6,043
	Solventum Corp.	5.450%	3/13/31	8,115	8,273
	Solventum Corp.	5.600%	3/23/34	11,960	12,133
[3]	Stanford Health Care	3.310%	8/15/30	2,787	2,616
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,819	5,153
	Stryker Corp.	4.625%	9/11/34	4,996	4,868
	Stryker Corp.	5.200%	2/10/35	9,000	9,079
[3]	Sutter Health	2.294%	8/15/30	6,125	5,436
	Sutter Health	5.164%	8/15/33	335	337
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	9,105	9,202
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	11,010	9,424
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,529	6,606
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	12,270	12,408
	UnitedHealth Group Inc.	2.000%	5/15/30	9,845	8,699
	UnitedHealth Group Inc.	4.900%	4/15/31	9,395	9,502
	UnitedHealth Group Inc.	2.300%	5/15/31	15,668	13,710
	UnitedHealth Group Inc.	4.950%	1/15/32	11,605	11,677
	UnitedHealth Group Inc.	4.200%	5/15/32	11,124	10,686
	UnitedHealth Group Inc.	5.350%	2/15/33	13,793	14,139
	UnitedHealth Group Inc.	4.500%	4/15/33	15,125	14,624
	UnitedHealth Group Inc.	5.000%	4/15/34	8,383	8,337
	UnitedHealth Group Inc.	5.150%	7/15/34	17,230	17,336
	Universal Health Services Inc.	2.650%	10/15/30	8,510	7,457
	Universal Health Services Inc.	5.050%	10/15/34	4,590	4,348
	UPMC	5.035%	5/15/33	4,300	4,271
	Viatris Inc.	2.700%	6/22/30	9,303	8,095
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	8,672	7,571
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	7,231	7,197
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	2,750	2,797
	Zoetis Inc.	2.000%	5/15/30	2,801	2,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	5.600%	11/16/32	7,121	7,417
					1,493,364
Industrials (2.2%)
	3M Co.	3.050%	4/15/30	3,895	3,629
	3M Co.	5.150%	3/15/35	4,276	4,271
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,453	4,715
	AGCO Corp.	5.800%	3/21/34	5,790	5,864
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,631	4,698
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,560	3,598
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,979	5,205
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,021	2,767
	Amphenol Corp.	2.200%	9/15/31	6,925	5,945
	Amphenol Corp.	5.250%	4/5/34	5,150	5,242
	Amphenol Corp.	5.000%	1/15/35	4,725	4,716
	Boeing Co.	5.150%	5/1/30	38,323	38,552
	Boeing Co.	3.625%	2/1/31	15,266	14,166
	Boeing Co.	6.388%	5/1/31	9,105	9,702
	Boeing Co.	3.600%	5/1/34	8,075	6,940
	Boeing Co.	6.528%	5/1/34	22,217	23,792
	Boeing Co.	3.250%	2/1/35	30	25
	Canadian National Railway Co.	3.850%	8/5/32	5,045	4,709
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,151
	Canadian Pacific Railway Co.	5.200%	3/30/35	4,933	4,935
	Carrier Global Corp.	2.700%	2/15/31	4,989	4,452
	Carrier Global Corp.	5.900%	3/15/34	7,089	7,455
	Caterpillar Inc.	2.600%	4/9/30	6,528	6,007
	CSX Corp.	4.100%	11/15/32	18,492	17,660
	Cummins Inc.	1.500%	9/1/30	6,627	5,679
	Cummins Inc.	5.150%	2/20/34	7,050	7,159
	Deere & Co.	3.100%	4/15/30	9,861	9,244
	Deere & Co.	5.450%	1/16/35	7,200	7,460
	Eaton Corp.	4.000%	11/2/32	6,100	5,789
	Eaton Corp.	4.150%	3/15/33	10,903	10,408
	Embraer Netherlands Finance BV	5.980%	2/11/35	5,200	5,304
	Emerson Electric Co.	1.950%	10/15/30	5,834	5,111
	Emerson Electric Co.	2.200%	12/21/31	9,035	7,790
	Emerson Electric Co.	5.000%	3/15/35	1,841	1,852
[4]	FedEx Corp.	4.250%	5/15/30	7,199	6,991
[4]	FedEx Corp.	2.400%	5/15/31	8,631	7,411
[4]	FedEx Corp.	4.900%	1/15/34	2,565	2,497
	Flowserve Corp.	3.500%	10/1/30	5,635	5,193
	Flowserve Corp.	2.800%	1/15/32	550	470
	GE Capital Funding LLC	4.550%	5/15/32	5,749	5,609
	General Dynamics Corp.	3.625%	4/1/30	2,633	2,530
	General Dynamics Corp.	2.250%	6/1/31	2,419	2,112
[3]	General Electric Co.	6.750%	3/15/32	3,649	4,069
	HEICO Corp.	5.350%	8/1/33	4,985	5,032
	Hexcel Corp.	5.875%	2/26/35	688	701
	Honeywell International Inc.	1.950%	6/1/30	10,467	9,223
	Honeywell International Inc.	1.750%	9/1/31	8,215	6,868
	Honeywell International Inc.	4.950%	9/1/31	5,612	5,699
	Honeywell International Inc.	4.750%	2/1/32	5,625	5,615
	Honeywell International Inc.	5.000%	2/15/33	12,975	13,044
	Honeywell International Inc.	4.500%	1/15/34	6,085	5,869
	Honeywell International Inc.	5.000%	3/1/35	11,700	11,654
	Howmet Aerospace Inc.	4.850%	10/15/31	3,847	3,837
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,008	4,815
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	9,050	9,120
	IDEX Corp.	3.000%	5/1/30	4,696	4,285
	IDEX Corp.	2.625%	6/15/31	1,190	1,037
	Ingersoll Rand Inc.	5.314%	6/15/31	4,325	4,424
	Ingersoll Rand Inc.	5.700%	8/14/33	9,040	9,337
	Ingersoll Rand Inc.	5.450%	6/15/34	6,615	6,711
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,680	2,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,652	1,547
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3,638	3,155
[3]	John Deere Capital Corp.	4.700%	6/10/30	9,670	9,761
	John Deere Capital Corp.	1.450%	1/15/31	5,311	4,507
[3]	John Deere Capital Corp.	4.900%	3/7/31	9,395	9,550
	John Deere Capital Corp.	4.400%	9/8/31	10,195	10,090
[3]	John Deere Capital Corp.	3.900%	6/7/32	9,234	8,754
[3]	John Deere Capital Corp.	4.350%	9/15/32	5,221	5,092
[3]	John Deere Capital Corp.	5.150%	9/8/33	8,259	8,410
[3]	John Deere Capital Corp.	5.100%	4/11/34	9,045	9,149
[3]	John Deere Capital Corp.	5.050%	6/12/34	7,484	7,523
	Johnson Controls International plc	1.750%	9/15/30	5,190	4,463
	Johnson Controls International plc	2.000%	9/16/31	3,889	3,276
	Johnson Controls International plc	4.900%	12/1/32	6,290	6,224
	Kennametal Inc.	2.800%	3/1/31	1,571	1,390
	Keysight Technologies Inc.	4.950%	10/15/34	5,280	5,164
	L3Harris Technologies Inc.	1.800%	1/15/31	7,549	6,385
	L3Harris Technologies Inc.	5.250%	6/1/31	6,890	7,008
	L3Harris Technologies Inc.	5.400%	7/31/33	13,906	14,076
	L3Harris Technologies Inc.	5.350%	6/1/34	4,185	4,225
	LKQ Corp.	6.250%	6/15/33	3,260	3,385
	Lockheed Martin Corp.	1.850%	6/15/30	6,785	5,932
	Lockheed Martin Corp.	4.700%	12/15/31	3,210	3,202
	Lockheed Martin Corp.	3.900%	6/15/32	7,514	7,094
	Lockheed Martin Corp.	5.250%	1/15/33	6,966	7,152
	Lockheed Martin Corp.	4.750%	2/15/34	8,360	8,232
	Lockheed Martin Corp.	4.800%	8/15/34	5,505	5,420
	Norfolk Southern Corp.	5.050%	8/1/30	10,662	10,889
	Norfolk Southern Corp.	2.300%	5/15/31	4,454	3,889
	Norfolk Southern Corp.	3.000%	3/15/32	15,656	13,920
	Norfolk Southern Corp.	4.450%	3/1/33	5,570	5,378
	Norfolk Southern Corp.	5.550%	3/15/34	19,294	20,007
	Northrop Grumman Corp.	4.400%	5/1/30	6,789	6,711
	Northrop Grumman Corp.	4.700%	3/15/33	8,645	8,515
	Northrop Grumman Corp.	4.900%	6/1/34	7,055	6,986
	nVent Finance Sarl	2.750%	11/15/31	2,045	1,757
	nVent Finance Sarl	5.650%	5/15/33	5,585	5,579
	Otis Worldwide Corp.	5.125%	11/19/31	5,270	5,330
[3]	PACCAR Financial Corp.	5.000%	3/22/34	3,270	3,291
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,405	4,152
	Pentair Finance Sarl	5.900%	7/15/32	3,365	3,456
	Regal Rexnord Corp.	6.400%	4/15/33	9,375	9,725
	Republic Services Inc.	4.750%	7/15/30	958	963
	Republic Services Inc.	1.450%	2/15/31	5,865	4,880
	Republic Services Inc.	1.750%	2/15/32	1,675	1,379
	Republic Services Inc.	2.375%	3/15/33	5,152	4,277
	Republic Services Inc.	5.000%	12/15/33	2,950	2,944
	Republic Services Inc.	5.000%	4/1/34	7,065	7,045
	Republic Services Inc.	5.150%	3/15/35	10,189	10,249
	Rockwell Automation Inc.	1.750%	8/15/31	2,410	2,039
	RTX Corp.	2.250%	7/1/30	6,665	5,918
	RTX Corp.	6.000%	3/15/31	11,442	12,135
	RTX Corp.	2.375%	3/15/32	15,617	13,288
	RTX Corp.	5.150%	2/27/33	9,682	9,759
	RTX Corp.	6.100%	3/15/34	12,665	13,582
	Ryder System Inc.	5.000%	3/15/30	1,513	1,522
	Ryder System Inc.	6.600%	12/1/33	6,191	6,742
	Teledyne Technologies Inc.	2.750%	4/1/31	12,060	10,752
	Textron Inc.	3.000%	6/1/30	6,400	5,849
	Textron Inc.	6.100%	11/15/33	4,525	4,762
	Textron Inc.	5.500%	5/15/35	3,840	3,847
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,040	3,095
	Trane Technologies Financing Ltd.	5.100%	6/13/34	4,220	4,234
	Trimble Inc.	6.100%	3/15/33	6,696	7,015
	Triton Container International Ltd.	3.250%	3/15/32	5,085	4,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	2.500%	2/4/32	6,870	5,928
	Union Pacific Corp.	2.375%	5/20/31	4,135	3,656
	Union Pacific Corp.	2.800%	2/14/32	7,466	6,633
	Union Pacific Corp.	4.500%	1/20/33	4,914	4,824
	Union Pacific Corp.	5.100%	2/20/35	4,770	4,809
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,050	7,146
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	2,480	2,199
	United Parcel Service Inc.	4.450%	4/1/30	8,059	8,064
	United Parcel Service Inc.	4.875%	3/3/33	8,877	8,896
	Veralto Corp.	5.450%	9/18/33	7,170	7,309
	Vontier Corp.	2.950%	4/1/31	5,312	4,612
	Waste Connections Inc.	2.200%	1/15/32	8,015	6,774
	Waste Connections Inc.	3.200%	6/1/32	4,168	3,729
	Waste Connections Inc.	4.200%	1/15/33	7,649	7,264
	Waste Connections Inc.	5.000%	3/1/34	3,600	3,584
	Waste Management Inc.	1.500%	3/15/31	9,840	8,265
	Waste Management Inc.	4.950%	7/3/31	4,660	4,744
	Waste Management Inc.	4.800%	3/15/32	6,080	6,088
	Waste Management Inc.	4.150%	4/15/32	8,282	7,988
	Waste Management Inc.	4.625%	2/15/33	4,270	4,224
	Waste Management Inc.	4.875%	2/15/34	10,360	10,357
	Waste Management Inc.	4.950%	3/15/35	7,090	7,054
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	4,615	4,735
	WW Grainger Inc.	4.450%	9/15/34	4,355	4,178
	Xylem Inc.	2.250%	1/30/31	4,342	3,795
					983,150
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,679	7,694
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,610	5,606
	Air Products and Chemicals Inc.	4.850%	2/8/34	12,129	12,064
	Albemarle Corp.	5.050%	6/1/32	5,093	4,871
	Amcor Finance USA Inc.	5.625%	5/26/33	5,379	5,514
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,190	3,755
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,904	6,073
[4]	Amcor Flexibles North America Inc.	5.500%	3/17/35	5,288	5,307
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,750	6,216
	AptarGroup Inc.	3.600%	3/15/32	1,330	1,211
	ArcelorMittal SA	6.800%	11/29/32	10,236	11,017
	ArcelorMittal SA	6.000%	6/17/34	3,540	3,620
	Berry Global Inc.	5.800%	6/15/31	8,960	9,345
	Berry Global Inc.	5.650%	1/15/34	7,664	7,763
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,560	7,766
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	2,752	2,783
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,870	5,822
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	12,544	12,687
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	4,817	4,862
	Cabot Corp.	5.000%	6/30/32	3,525	3,490
	Carlisle Cos. Inc.	2.200%	3/1/32	4,635	3,860
	CF Industries Inc.	5.150%	3/15/34	7,275	7,059
	CRH America Finance Inc.	5.400%	5/21/34	6,395	6,448
	CRH America Finance Inc.	5.500%	1/9/35	11,030	11,167
	Dow Chemical Co.	2.100%	11/15/30	6,115	5,282
	Dow Chemical Co.	6.300%	3/15/33	4,391	4,704
	Dow Chemical Co.	5.350%	3/15/35	3,116	3,085
	Eagle Materials Inc.	2.500%	7/1/31	6,635	5,792
	Eastman Chemical Co.	5.750%	3/8/33	9,417	9,702
	Eastman Chemical Co.	5.625%	2/20/34	10,649	10,761
	Ecolab Inc.	1.300%	1/30/31	3,325	2,764
	Ecolab Inc.	2.125%	2/1/32	6,095	5,163
	EIDP Inc.	2.300%	7/15/30	5,025	4,489
	EIDP Inc.	4.800%	5/15/33	5,410	5,325
	FMC Corp.	5.650%	5/18/33	3,750	3,711
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	5,016
	Freeport-McMoRan Inc.	5.400%	11/14/34	6,380	6,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsman International LLC	2.950%	6/15/31	3,695	3,136
	Huntsman International LLC	5.700%	10/15/34	3,340	3,160
	Kinross Gold Corp.	6.250%	7/15/33	4,095	4,314
	Linde Inc.	1.100%	8/10/30	8,550	7,240
	Lubrizol Corp.	6.500%	10/1/34	2,685	3,017
	LYB International Finance III LLC	2.250%	10/1/30	5,750	5,005
	LYB International Finance III LLC	5.625%	5/15/33	2,757	2,803
	LYB International Finance III LLC	5.500%	3/1/34	7,240	7,192
	Martin Marietta Materials Inc.	2.400%	7/15/31	7,014	6,065
	Martin Marietta Materials Inc.	5.150%	12/1/34	6,350	6,309
	Mosaic Co.	5.450%	11/15/33	4,260	4,278
	NewMarket Corp.	2.700%	3/18/31	3,815	3,343
	Newmont Corp.	2.250%	10/1/30	12,843	11,360
	Newmont Corp.	2.600%	7/15/32	9,528	8,224
	Newmont Corp.	5.350%	3/15/34	19,855	20,048
	Nucor Corp.	2.700%	6/1/30	5,470	4,985
	Nucor Corp.	4.650%	6/1/30	3,178	3,167
	Nucor Corp.	3.125%	4/1/32	2,505	2,239
	Nucor Corp.	5.100%	6/1/35	2,201	2,170
	Nutrien Ltd.	2.950%	5/13/30	6,454	5,910
	Nutrien Ltd.	5.250%	3/12/32	4,707	4,712
	Nutrien Ltd.	5.400%	6/21/34	5,024	5,027
	Packaging Corp. of America	5.700%	12/1/33	3,652	3,762
	PPG Industries Inc.	2.550%	6/15/30	2,615	2,361
	Reliance Inc.	2.150%	8/15/30	5,415	4,705
	Rio Tinto Alcan Inc.	6.125%	12/15/33	10,906	11,671
	Rio Tinto Finance USA plc	5.000%	3/14/32	4,027	4,045
	Rio Tinto Finance USA plc	5.250%	3/14/35	10,112	10,191
	RPM International Inc.	2.950%	1/15/32	2,768	2,419
	Sherwin-Williams Co.	2.300%	5/15/30	3,974	3,527
	Sherwin-Williams Co.	4.800%	9/1/31	2,815	2,805
[4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	10,232	10,325
[4]	Smurfit Westrock Financing DAC	5.418%	1/15/35	5,040	5,061
	Sonoco Products Co.	3.125%	5/1/30	5,461	5,001
	Sonoco Products Co.	2.850%	2/1/32	4,300	3,733
	Sonoco Products Co.	5.000%	9/1/34	5,980	5,731
	Steel Dynamics Inc.	3.450%	4/15/30	5,363	5,031
	Steel Dynamics Inc.	3.250%	1/15/31	4,734	4,337
	Steel Dynamics Inc.	5.375%	8/15/34	4,840	4,838
	Suzano Austria GmbH	3.750%	1/15/31	10,344	9,348
[3]	Suzano Austria GmbH	3.125%	1/15/32	8,215	6,990
	Vale Overseas Ltd.	3.750%	7/8/30	12,863	11,969
	Vale Overseas Ltd.	6.125%	6/12/33	12,465	12,784
	Vale Overseas Ltd.	8.250%	1/17/34	2,772	3,302
	Vulcan Materials Co.	3.500%	6/1/30	6,937	6,532
	Vulcan Materials Co.	5.350%	12/1/34	6,280	6,324
	Westlake Corp.	3.375%	6/15/30	3,182	2,964
	WRKCo Inc.	4.200%	6/1/32	3,150	2,991
	WRKCo Inc.	3.000%	6/15/33	7,245	6,218
	Yamana Gold Inc.	2.630%	8/15/31	4,114	3,533
					514,388
Real Estate (2.0%)
	Agree LP	4.800%	10/1/32	3,945	3,841
	Agree LP	5.625%	6/15/34	1,502	1,519
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	3,007	2,969
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,883	9,849
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	3,103	2,826
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	11,124	9,062
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,555	5,941
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	6,076	5,069
	American Assets Trust LP	3.375%	2/1/31	4,997	4,393
	American Assets Trust LP	6.150%	10/1/34	4,425	4,411
	American Homes 4 Rent LP	2.375%	7/15/31	3,695	3,171
	American Homes 4 Rent LP	3.625%	4/15/32	5,110	4,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Homes 4 Rent LP	5.500%	2/1/34	5,550	5,550
	American Homes 4 Rent LP	5.500%	7/15/34	3,867	3,855
	American Homes 4 Rent LP	5.250%	3/15/35	1,750	1,717
	American Tower Corp.	1.875%	10/15/30	7,251	6,204
	American Tower Corp.	2.700%	4/15/31	7,353	6,500
	American Tower Corp.	2.300%	9/15/31	9,638	8,224
	American Tower Corp.	4.050%	3/15/32	5,525	5,206
	American Tower Corp.	5.650%	3/15/33	7,958	8,202
	American Tower Corp.	5.550%	7/15/33	7,299	7,451
	American Tower Corp.	5.450%	2/15/34	3,152	3,199
	American Tower Corp.	5.400%	1/31/35	12,435	12,532
	American Tower Corp.	5.350%	3/15/35	2,900	2,907
[5]	Americold Realty Operating Partnership LP	5.600%	5/15/32	2,690	2,702
	Americold Realty Operating Partnership LP	5.409%	9/12/34	3,900	3,805
	AvalonBay Communities Inc.	2.050%	1/15/32	7,816	6,617
	AvalonBay Communities Inc.	5.000%	2/15/33	5,837	5,803
	AvalonBay Communities Inc.	5.300%	12/7/33	3,578	3,628
	Boston Properties LP	2.900%	3/15/30	1,701	1,532
	Boston Properties LP	3.250%	1/30/31	10,250	9,181
	Boston Properties LP	2.550%	4/1/32	5,082	4,184
	Boston Properties LP	2.450%	10/1/33	10,826	8,465
	Boston Properties LP	6.500%	1/15/34	2,128	2,240
	Boston Properties LP	5.750%	1/15/35	7,280	7,201
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,892
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,522	5,601
	Brixmor Operating Partnership LP	5.200%	4/1/32	1,980	1,976
	Brixmor Operating Partnership LP	5.500%	2/15/34	2,195	2,202
	Brixmor Operating Partnership LP	5.750%	2/15/35	3,341	3,392
	Broadstone Net Lease LLC	2.600%	9/15/31	3,183	2,696
	Camden Property Trust	2.800%	5/15/30	6,364	5,803
	CBRE Services Inc.	2.500%	4/1/31	5,465	4,756
	CBRE Services Inc.	5.950%	8/15/34	8,000	8,361
	COPT Defense Properties LP	2.750%	4/15/31	5,146	4,458
	COPT Defense Properties LP	2.900%	12/1/33	3,556	2,876
	Cousins Properties LP	5.375%	2/15/32	3,300	3,279
	Cousins Properties LP	5.875%	10/1/34	4,190	4,221
	Crown Castle Inc.	3.300%	7/1/30	7,869	7,228
	Crown Castle Inc.	2.250%	1/15/31	12,421	10,611
	Crown Castle Inc.	2.100%	4/1/31	8,156	6,856
	Crown Castle Inc.	2.500%	7/15/31	6,935	5,923
	Crown Castle Inc.	5.100%	5/1/33	1,386	1,353
	Crown Castle Inc.	5.800%	3/1/34	8,945	9,111
	Crown Castle Inc.	5.200%	9/1/34	7,447	7,278
	CubeSmart LP	2.000%	2/15/31	635	538
	CubeSmart LP	2.500%	2/15/32	5,868	4,951
	DOC DR LLC	2.625%	11/1/31	2,111	1,827
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	6,650	6,774
	Equinix Inc.	2.150%	7/15/30	6,627	5,810
	Equinix Inc.	2.500%	5/15/31	10,164	8,868
	Equinix Inc.	3.900%	4/15/32	7,665	7,145
	ERP Operating LP	1.850%	8/1/31	6,720	5,668
	ERP Operating LP	4.650%	9/15/34	6,000	5,748
	Essential Properties LP	2.950%	7/15/31	3,320	2,876
	Essex Portfolio LP	1.650%	1/15/31	1,540	1,290
	Essex Portfolio LP	2.550%	6/15/31	919	803
	Essex Portfolio LP	2.650%	3/15/32	7,780	6,649
	Essex Portfolio LP	5.500%	4/1/34	4,390	4,428
	Essex Portfolio LP	5.375%	4/1/35	1,465	1,465
	Extra Space Storage LP	5.500%	7/1/30	3,480	3,568
	Extra Space Storage LP	2.200%	10/15/30	4,380	3,814
	Extra Space Storage LP	5.900%	1/15/31	6,659	6,924
	Extra Space Storage LP	2.550%	6/1/31	5,062	4,385
	Extra Space Storage LP	2.400%	10/15/31	5,920	5,028
	Extra Space Storage LP	2.350%	3/15/32	8,136	6,802
	Extra Space Storage LP	5.400%	2/1/34	5,635	5,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.350%	1/15/35	3,405	3,380
	Extra Space Storage LP	5.400%	6/15/35	2,100	2,086
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,281
	GLP Capital LP	4.000%	1/15/31	6,728	6,277
	GLP Capital LP	3.250%	1/15/32	6,775	5,868
	GLP Capital LP	6.750%	12/1/33	3,480	3,698
	GLP Capital LP	5.625%	9/15/34	6,960	6,862
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,932	5,826
	Healthpeak OP LLC	2.875%	1/15/31	7,870	7,038
	Healthpeak OP LLC	5.250%	12/15/32	6,020	6,032
	Healthpeak OP LLC	5.375%	2/15/35	4,235	4,219
	Highwoods Realty LP	3.050%	2/15/30	4,568	4,078
	Highwoods Realty LP	2.600%	2/1/31	4,227	3,589
	Highwoods Realty LP	7.650%	2/1/34	3,911	4,363
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	8,604	7,883
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	2,724	2,360
	Host Hotels & Resorts LP	5.700%	7/1/34	5,349	5,334
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,576	2,637
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,565	8,001
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,844	3,584
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,956	2,972
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,683	2,184
	Kilroy Realty LP	2.500%	11/15/32	4,620	3,655
	Kilroy Realty LP	2.650%	11/15/33	3,255	2,528
	Kimco Realty OP LLC	2.700%	10/1/30	5,134	4,625
	Kimco Realty OP LLC	2.250%	12/1/31	1,445	1,227
	Kimco Realty OP LLC	3.200%	4/1/32	9,129	8,105
	Kimco Realty OP LLC	4.600%	2/1/33	5,552	5,363
	Kimco Realty OP LLC	6.400%	3/1/34	4,213	4,524
	Kimco Realty OP LLC	4.850%	3/1/35	4,200	4,040
	Kite Realty Group LP	4.950%	12/15/31	2,955	2,907
	Kite Realty Group LP	5.500%	3/1/34	3,794	3,794
	Kite Realty Group Trust	4.750%	9/15/30	3,118	3,071
	LXP Industrial Trust	2.700%	9/15/30	3,440	3,028
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,223
	Mid-America Apartments LP	5.300%	2/15/32	3,870	3,931
	Mid-America Apartments LP	5.000%	3/15/34	2,990	2,954
	Mid-America Apartments LP	4.950%	3/1/35	2,900	2,829
	National Health Investors Inc.	3.000%	2/1/31	5,626	4,880
	NNN REIT Inc.	5.600%	10/15/33	6,155	6,231
	NNN REIT Inc.	5.500%	6/15/34	4,200	4,223
	Omega Healthcare Investors Inc.	3.375%	2/1/31	4,276	3,857
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,492	6,348
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/35	1,229	1,166
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,675	2,348
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,651	2,141
	Prologis LP	2.250%	4/15/30	8,815	7,874
	Prologis LP	1.750%	7/1/30	3,117	2,677
	Prologis LP	1.250%	10/15/30	6,921	5,790
	Prologis LP	2.250%	1/15/32	3,969	3,372
	Prologis LP	4.625%	1/15/33	7,270	7,122
	Prologis LP	4.750%	6/15/33	7,460	7,316
	Prologis LP	5.125%	1/15/34	8,452	8,472
	Prologis LP	5.000%	3/15/34	7,511	7,461
	Prologis LP	5.000%	1/31/35	2,226	2,208
	Public Storage Operating Co.	2.300%	5/1/31	660	572
	Public Storage Operating Co.	2.250%	11/9/31	12,301	10,527
	Public Storage Operating Co.	5.100%	8/1/33	6,172	6,212
	Rayonier LP	2.750%	5/17/31	4,375	3,824
	Realty Income Corp.	3.250%	1/15/31	15,903	14,602
	Realty Income Corp.	3.200%	2/15/31	8,484	7,758
	Realty Income Corp.	5.625%	10/13/32	8,870	9,153
	Realty Income Corp.	2.850%	12/15/32	6,599	5,679
	Realty Income Corp.	4.900%	7/15/33	6,408	6,286
	Realty Income Corp.	5.125%	2/15/34	7,054	6,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	3.700%	6/15/30	4,970	4,714
	Regency Centers LP	5.250%	1/15/34	4,080	4,077
	Regency Centers LP	5.100%	1/15/35	2,735	2,699
	Rexford Industrial Realty LP	2.150%	9/1/31	7,299	6,108
	Sabra Health Care LP	3.200%	12/1/31	5,842	5,062
	Safehold GL Holdings LLC	2.800%	6/15/31	5,711	5,010
	Safehold GL Holdings LLC	5.650%	1/15/35	5,916	5,866
	Simon Property Group LP	2.650%	7/15/30	7,675	6,943
	Simon Property Group LP	2.200%	2/1/31	5,301	4,594
	Simon Property Group LP	2.250%	1/15/32	7,912	6,695
	Simon Property Group LP	5.500%	3/8/33	2,638	2,699
	Simon Property Group LP	6.250%	1/15/34	5,375	5,759
	Simon Property Group LP	4.750%	9/26/34	8,405	8,059
[4]	Store Capital LLC	5.400%	4/30/30	3,560	3,564
	Store Capital LLC	2.750%	11/18/30	4,088	3,585
	Store Capital LLC	2.700%	12/1/31	3,048	2,579
	Sun Communities Operating LP	2.700%	7/15/31	6,026	5,243
	Sun Communities Operating LP	4.200%	4/15/32	5,432	5,091
	Sun Communities Operating LP	5.700%	1/15/33	3,265	3,327
	Tanger Properties LP	2.750%	9/1/31	4,301	3,708
	UDR Inc.	3.000%	8/15/31	4,749	4,227
[3]	UDR Inc.	2.100%	8/1/32	2,213	1,798
[3]	UDR Inc.	1.900%	3/15/33	5,185	4,056
[3]	UDR Inc.	2.100%	6/15/33	2,395	1,888
	UDR Inc.	5.125%	9/1/34	3,900	3,825
	Ventas Realty LP	4.750%	11/15/30	6,497	6,463
	Ventas Realty LP	2.500%	9/1/31	1,227	1,060
	Ventas Realty LP	5.625%	7/1/34	2,548	2,591
	Ventas Realty LP	5.000%	1/15/35	4,574	4,421
	VICI Properties LP	5.125%	11/15/31	7,480	7,387
	VICI Properties LP	5.125%	5/15/32	11,125	10,903
[5]	VICI Properties LP	5.625%	4/1/35	3,996	3,978
	Welltower OP LLC	2.750%	1/15/31	10,640	9,489
	Welltower OP LLC	2.750%	1/15/32	5,120	4,457
	Welltower OP LLC	3.850%	6/15/32	3,308	3,076
	Weyerhaeuser Co.	4.000%	4/15/30	10,469	10,087
	Weyerhaeuser Co.	3.375%	3/9/33	8,541	7,534
	WP Carey Inc.	2.400%	2/1/31	5,773	5,006
	WP Carey Inc.	2.450%	2/1/32	3,695	3,102
	WP Carey Inc.	2.250%	4/1/33	3,726	2,993
					902,630
Technology (3.3%)
	Accenture Capital Inc.	4.250%	10/4/31	9,625	9,446
	Accenture Capital Inc.	4.500%	10/4/34	15,225	14,696
	Adobe Inc.	4.950%	4/4/34	2,235	2,251
	Adobe Inc.	5.300%	1/17/35	5,725	5,891
	Advanced Micro Devices Inc.	3.924%	6/1/32	4,600	4,371
	Amdocs Ltd.	2.538%	6/15/30	6,175	5,489
	Analog Devices Inc.	2.100%	10/1/31	10,669	9,148
	Apple Inc.	4.150%	5/10/30	5,028	5,053
	Apple Inc.	1.650%	5/11/30	19,667	17,263
	Apple Inc.	1.250%	8/20/30	9,326	7,981
	Apple Inc.	1.650%	2/8/31	29,701	25,669
	Apple Inc.	1.700%	8/5/31	5,321	4,548
	Apple Inc.	3.350%	8/8/32	11,840	11,080
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,459
	Arrow Electronics Inc.	2.950%	2/15/32	4,400	3,775
	Arrow Electronics Inc.	5.875%	4/10/34	4,275	4,326
	Atlassian Corp.	5.500%	5/15/34	4,130	4,196
	Autodesk Inc.	2.400%	12/15/31	9,840	8,435
	Automatic Data Processing Inc.	1.250%	9/1/30	11,609	9,862
	Automatic Data Processing Inc.	4.450%	9/9/34	5,405	5,230
	Avnet Inc.	5.500%	6/1/32	4,026	3,993
	Block Financial LLC	3.875%	8/15/30	8,145	7,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,725	5,732
	Broadcom Inc.	5.000%	4/15/30	3,620	3,665
	Broadcom Inc.	5.050%	4/15/30	7,165	7,258
	Broadcom Inc.	4.150%	11/15/30	23,242	22,497
[4]	Broadcom Inc.	2.450%	2/15/31	34,853	30,641
	Broadcom Inc.	5.150%	11/15/31	5,521	5,598
[3]	Broadcom Inc.	4.550%	2/15/32	4,795	4,677
[4]	Broadcom Inc.	4.150%	4/15/32	4,480	4,249
	Broadcom Inc.	5.200%	4/15/32	11,500	11,662
	Broadcom Inc.	4.300%	11/15/32	8,450	8,058
[4]	Broadcom Inc.	2.600%	2/15/33	16,030	13,508
[4]	Broadcom Inc.	3.419%	4/15/33	28,789	25,641
[4]	Broadcom Inc.	3.469%	4/15/34	29,488	25,957
	Broadcom Inc.	4.800%	10/15/34	11,790	11,510
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	9,406	8,244
	Cadence Design Systems Inc.	4.700%	9/10/34	8,618	8,409
	CDW LLC	3.569%	12/1/31	8,579	7,763
	CDW LLC	5.550%	8/22/34	3,197	3,171
	CGI Inc.	2.300%	9/14/31	3,675	3,128
	Cintas Corp. No. 2	4.000%	5/1/32	7,045	6,701
	Cisco Systems Inc.	4.950%	2/26/31	29,217	29,782
	Cisco Systems Inc.	4.950%	2/24/32	8,884	9,000
	Cisco Systems Inc.	5.050%	2/26/34	19,610	19,860
	Cisco Systems Inc.	5.100%	2/24/35	10,565	10,702
	Concentrix Corp.	6.850%	8/2/33	2,250	2,328
	Dell International LLC	4.350%	2/1/30	5,050	4,937
[5]	Dell International LLC	5.000%	4/1/30	2,502	2,511
	Dell International LLC	6.200%	7/15/30	7,061	7,474
[5]	Dell International LLC	5.300%	4/1/32	9,987	10,053
	Dell International LLC	5.750%	2/1/33	6,015	6,252
	Dell International LLC	5.400%	4/15/34	3,390	3,411
	Dell International LLC	4.850%	2/1/35	10,260	9,789
[5]	Dell International LLC	5.500%	4/1/35	6,687	6,691
	Equifax Inc.	2.350%	9/15/31	12,603	10,801
	Fidelity National Information Services Inc.	2.250%	3/1/31	9,141	7,926
	Fiserv Inc.	2.650%	6/1/30	8,585	7,722
	Fiserv Inc.	5.600%	3/2/33	7,536	7,735
	Fiserv Inc.	5.625%	8/21/33	11,320	11,651
	Fiserv Inc.	5.450%	3/15/34	6,238	6,321
	Fiserv Inc.	5.150%	8/12/34	9,230	9,156
	Flex Ltd.	4.875%	5/12/30	7,005	6,937
	Flex Ltd.	5.250%	1/15/32	4,420	4,390
	Fortinet Inc.	2.200%	3/15/31	6,710	5,828
	Global Payments Inc.	2.900%	5/15/30	11,459	10,388
	Global Payments Inc.	2.900%	11/15/31	7,276	6,369
	Global Payments Inc.	5.400%	8/15/32	6,808	6,882
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	10,580	10,467
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	17,465	17,006
	HP Inc.	3.400%	6/17/30	5,982	5,559
	HP Inc.	2.650%	6/17/31	10,460	9,114
	HP Inc.	4.200%	4/15/32	6,485	6,120
	Hubbell Inc.	2.300%	3/15/31	3,215	2,789
	IBM International Capital Pte. Ltd.	4.750%	2/5/31	3,650	3,654
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	5,515	5,425
	Intel Corp.	5.125%	2/10/30	2,490	2,509
	Intel Corp.	5.000%	2/21/31	3,360	3,360
	Intel Corp.	2.000%	8/12/31	12,673	10,590
	Intel Corp.	4.150%	8/5/32	12,470	11,565
	Intel Corp.	4.000%	12/15/32	2,205	2,022
	Intel Corp.	5.200%	2/10/33	26,730	26,375
	International Business Machines Corp.	1.950%	5/15/30	24,815	21,795
	International Business Machines Corp.	2.720%	2/9/32	1,965	1,728
[3]	International Business Machines Corp.	5.000%	2/10/32	10,000	10,059
	International Business Machines Corp.	4.400%	7/27/32	5,341	5,159
	International Business Machines Corp.	5.875%	11/29/32	5,090	5,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	4.750%	2/6/33	6,335	6,266
[3]	International Business Machines Corp.	5.200%	2/10/35	4,970	4,983
	Intuit Inc.	1.650%	7/15/30	4,875	4,221
	Intuit Inc.	5.200%	9/15/33	10,475	10,689
	Jabil Inc.	3.000%	1/15/31	5,173	4,631
	Juniper Networks Inc.	2.000%	12/10/30	3,622	3,084
	KLA Corp.	4.650%	7/15/32	8,310	8,243
	KLA Corp.	4.700%	2/1/34	5,100	5,007
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,761	5,937
	Kyndryl Holdings Inc.	6.350%	2/20/34	4,783	4,965
	Lam Research Corp.	1.900%	6/15/30	7,775	6,829
	Leidos Inc.	4.375%	5/15/30	3,959	3,842
	Leidos Inc.	2.300%	2/15/31	10,260	8,822
	Leidos Inc.	5.400%	3/15/32	2,485	2,502
	Leidos Inc.	5.750%	3/15/33	6,502	6,674
	Leidos Inc.	5.500%	3/15/35	4,200	4,186
	Marvell Technology Inc.	2.950%	4/15/31	4,100	3,660
	Marvell Technology Inc.	5.950%	9/15/33	3,810	3,974
	Micron Technology Inc.	5.300%	1/15/31	4,489	4,538
	Micron Technology Inc.	2.703%	4/15/32	8,500	7,270
	Micron Technology Inc.	5.875%	2/9/33	9,653	9,993
	Micron Technology Inc.	5.875%	9/15/33	3,695	3,842
	Micron Technology Inc.	5.800%	1/15/35	11,995	12,278
	Microsoft Corp.	1.350%	9/15/30	4,504	3,893
	Moody's Corp.	2.000%	8/19/31	5,140	4,369
	Moody's Corp.	4.250%	8/8/32	2,180	2,102
	Moody's Corp.	5.000%	8/5/34	4,275	4,249
	Motorola Solutions Inc.	2.300%	11/15/30	8,588	7,501
	Motorola Solutions Inc.	2.750%	5/24/31	5,207	4,609
	Motorola Solutions Inc.	5.600%	6/1/32	5,390	5,565
	Motorola Solutions Inc.	5.400%	4/15/34	2,382	2,408
	NetApp Inc.	2.700%	6/22/30	6,700	5,995
	NetApp Inc.	5.500%	3/17/32	4,682	4,719
	NetApp Inc.	5.700%	3/17/35	5,494	5,487
	Nordson Corp.	5.800%	9/15/33	4,194	4,380
	NVIDIA Corp.	2.850%	4/1/30	13,186	12,301
	NVIDIA Corp.	2.000%	6/15/31	11,617	10,125
	NXP BV	3.400%	5/1/30	8,291	7,729
	NXP BV	2.500%	5/11/31	9,565	8,285
	NXP BV	2.650%	2/15/32	8,289	7,096
	NXP BV	5.000%	1/15/33	4,455	4,389
	Oracle Corp.	2.950%	4/1/30	27,169	24,954
	Oracle Corp.	4.650%	5/6/30	6,200	6,186
	Oracle Corp.	3.250%	5/15/30	4,264	3,969
	Oracle Corp.	2.875%	3/25/31	43,845	39,264
	Oracle Corp.	5.250%	2/3/32	10,237	10,368
	Oracle Corp.	6.250%	11/9/32	16,893	17,993
	Oracle Corp.	4.900%	2/6/33	8,635	8,490
	Oracle Corp.	4.300%	7/8/34	8,352	7,761
	Oracle Corp.	4.700%	9/27/34	15,692	14,977
	Oracle Corp.	5.500%	8/3/35	13,500	13,600
	PayPal Holdings Inc.	2.300%	6/1/30	9,435	8,435
	PayPal Holdings Inc.	5.150%	6/1/34	8,590	8,614
	PayPal Holdings Inc.	5.100%	4/1/35	3,126	3,108
	QUALCOMM Inc.	2.150%	5/20/30	10,398	9,316
	QUALCOMM Inc.	1.650%	5/20/32	11,037	8,999
	QUALCOMM Inc.	4.250%	5/20/32	3,970	3,871
	QUALCOMM Inc.	5.400%	5/20/33	6,905	7,203
	Quanta Services Inc.	2.900%	10/1/30	9,463	8,522
	Quanta Services Inc.	2.350%	1/15/32	4,051	3,401
	Quanta Services Inc.	5.250%	8/9/34	6,330	6,246
	RELX Capital Inc.	3.000%	5/22/30	6,785	6,288
	RELX Capital Inc.	4.750%	5/20/32	4,799	4,737
	RELX Capital Inc.	5.250%	3/27/35	1,997	2,013
	Roper Technologies Inc.	2.000%	6/30/30	5,776	5,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	1.750%	2/15/31	5,437	4,569
	Roper Technologies Inc.	4.750%	2/15/32	2,100	2,076
	Roper Technologies Inc.	4.900%	10/15/34	8,745	8,543
	S&P Global Inc.	1.250%	8/15/30	7,497	6,348
	S&P Global Inc.	2.900%	3/1/32	13,180	11,751
	S&P Global Inc.	5.250%	9/15/33	5,002	5,119
	Salesforce Inc.	1.950%	7/15/31	13,503	11,618
	ServiceNow Inc.	1.400%	9/1/30	16,332	13,782
	Skyworks Solutions Inc.	3.000%	6/1/31	4,483	3,867
	Synopsys Inc.	5.000%	4/1/32	4,769	4,782
	TD SYNNEX Corp.	6.100%	4/12/34	4,030	4,143
	Teledyne FLIR LLC	2.500%	8/1/30	6,103	5,436
	Texas Instruments Inc.	1.750%	5/4/30	8,251	7,234
	Texas Instruments Inc.	1.900%	9/15/31	6,449	5,532
	Texas Instruments Inc.	4.900%	3/14/33	7,100	7,180
	Texas Instruments Inc.	4.850%	2/8/34	10,693	10,709
	TSMC Arizona Corp.	2.500%	10/25/31	11,935	10,544
	TSMC Arizona Corp.	4.250%	4/22/32	7,675	7,540
	Verisk Analytics Inc.	5.750%	4/1/33	4,770	4,957
	Verisk Analytics Inc.	5.250%	6/5/34	4,869	4,897
	Verisk Analytics Inc.	5.250%	3/15/35	4,761	4,757
	VMware LLC	4.700%	5/15/30	6,290	6,233
	VMware LLC	2.200%	8/15/31	13,046	11,085
	Western Digital Corp.	3.100%	2/1/32	4,625	3,878
	Workday Inc.	3.800%	4/1/32	11,072	10,245
	Xilinx Inc.	2.375%	6/1/30	7,126	6,420
					1,437,717
Utilities (3.6%)
[3]	AEP Texas Inc.	2.100%	7/1/30	5,745	5,015
	AEP Texas Inc.	4.700%	5/15/32	4,970	4,841
	AEP Texas Inc.	5.400%	6/1/33	4,501	4,529
	AEP Texas Inc.	5.700%	5/15/34	3,870	3,931
	AEP Transmission Co. LLC	5.150%	4/1/34	2,275	2,275
	AES Corp.	2.450%	1/15/31	11,158	9,538
	AES Corp.	5.800%	3/15/32	8,595	8,675
[3]	Alabama Power Co.	1.450%	9/15/30	8,779	7,446
	Alabama Power Co.	3.050%	3/15/32	5,806	5,186
	Alabama Power Co.	3.940%	9/1/32	2,303	2,169
	Alabama Power Co.	5.850%	11/15/33	3,985	4,201
	Alabama Power Co.	5.100%	4/2/35	667	667
	Ameren Corp.	3.500%	1/15/31	11,659	10,828
	Ameren Corp.	5.375%	3/15/35	7,644	7,626
	Ameren Illinois Co.	1.550%	11/15/30	2,805	2,386
	Ameren Illinois Co.	3.850%	9/1/32	2,949	2,758
	Ameren Illinois Co.	4.950%	6/1/33	7,163	7,123
	American Electric Power Co. Inc.	5.950%	11/1/32	2,770	2,904
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,731
	American Electric Power Co. Inc.	6.950%	12/15/54	2,455	2,507
	American Water Capital Corp.	2.800%	5/1/30	5,277	4,824
	American Water Capital Corp.	2.300%	6/1/31	5,215	4,512
	American Water Capital Corp.	4.450%	6/1/32	3,755	3,640
	American Water Capital Corp.	5.150%	3/1/34	6,750	6,775
	American Water Capital Corp.	5.250%	3/1/35	7,385	7,423
[3]	Appalachian Power Co.	2.700%	4/1/31	5,890	5,210
[3]	Appalachian Power Co.	4.500%	8/1/32	4,175	3,999
	Appalachian Power Co.	5.650%	4/1/34	3,205	3,248
	Arizona Public Service Co.	6.350%	12/15/32	2,538	2,700
	Arizona Public Service Co.	5.550%	8/1/33	4,350	4,403
	Arizona Public Service Co.	5.700%	8/15/34	5,000	5,099
	Atlantic City Electric Co.	2.300%	3/15/31	4,155	3,608
	Atmos Energy Corp.	1.500%	1/15/31	9,247	7,764
	Atmos Energy Corp.	5.450%	10/15/32	1,750	1,809
	Atmos Energy Corp.	5.900%	11/15/33	4,768	5,046
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,009	5,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/34	3,345	3,386
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,010	8,646
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	8,525	7,121
	Black Hills Corp.	4.350%	5/1/33	3,630	3,393
	Black Hills Corp.	6.150%	5/15/34	5,385	5,636
	Black Hills Corp.	6.000%	1/15/35	3,790	3,921
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,743	4,151
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,620	2,322
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,197	10,123
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	5,150	5,151
	CenterPoint Energy Inc.	2.650%	6/1/31	2,478	2,173
[3]	CenterPoint Energy Inc.	6.850%	2/15/55	2,500	2,510
	CenterPoint Energy Inc.	6.700%	5/15/55	6,150	6,077
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	10,057	8,607
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	1,000	958
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	6,204	6,311
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	4,010	4,050
[3]	CMS Energy Corp.	4.750%	6/1/50	7,764	7,301
[3]	Commonwealth Edison Co.	3.150%	3/15/32	4,810	4,290
	Commonwealth Edison Co.	4.900%	2/1/33	2,365	2,347
	Commonwealth Edison Co.	5.300%	6/1/34	4,000	4,063
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	5,145	4,396
	Connecticut Light & Power Co.	4.900%	7/1/33	2,700	2,669
	Connecticut Light & Power Co.	4.950%	8/15/34	3,115	3,086
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,592	4,344
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	3,466	3,050
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,657	4,730
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	3,780	3,901
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,830	1,870
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	5,565	5,569
	Constellation Energy Generation LLC	5.800%	3/1/33	4,258	4,408
	Constellation Energy Generation LLC	6.125%	1/15/34	5,500	5,798
	Consumers Energy Co.	3.600%	8/15/32	9,093	8,382
	Consumers Energy Co.	4.625%	5/15/33	1,685	1,644
[3]	Dominion Energy Inc.	3.375%	4/1/30	15,453	14,434
	Dominion Energy Inc.	5.000%	6/15/30	8,000	8,042
[3]	Dominion Energy Inc.	2.250%	8/15/31	4,545	3,868
[3]	Dominion Energy Inc.	4.350%	8/15/32	6,177	5,883
	Dominion Energy Inc.	5.375%	11/15/32	6,712	6,780
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,150	5,120
	Dominion Energy Inc.	5.450%	3/15/35	5,166	5,166
[3]	Dominion Energy Inc.	7.000%	6/1/54	8,493	8,948
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,788	3,263
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,607	2,857
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	3,042
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	3,870	3,918
[3]	DTE Electric Co.	2.625%	3/1/31	5,480	4,911
[3]	DTE Electric Co.	3.000%	3/1/32	5,092	4,543
	DTE Electric Co.	5.200%	4/1/33	4,071	4,116
	DTE Electric Co.	5.200%	3/1/34	4,315	4,349
	DTE Energy Co.	5.200%	4/1/30	4,868	4,930
	DTE Energy Co.	5.850%	6/1/34	10,357	10,701
	Duke Energy Carolinas LLC	2.550%	4/15/31	9,016	7,986
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,454	4,799
	Duke Energy Carolinas LLC	4.950%	1/15/33	10,610	10,608
	Duke Energy Carolinas LLC	4.850%	1/15/34	2,087	2,058
[3]	Duke Energy Carolinas LLC	5.250%	3/15/35	4,250	4,303
	Duke Energy Corp.	2.450%	6/1/30	9,000	8,020
	Duke Energy Corp.	2.550%	6/15/31	8,494	7,419
	Duke Energy Corp.	4.500%	8/15/32	11,077	10,687
	Duke Energy Corp.	5.750%	9/15/33	6,410	6,668
	Duke Energy Corp.	5.450%	6/15/34	2,280	2,309
	Duke Energy Corp.	6.450%	9/1/54	8,730	8,744
	Duke Energy Florida LLC	1.750%	6/15/30	2,578	2,232
	Duke Energy Florida LLC	2.400%	12/15/31	4,802	4,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	5.875%	11/15/33	1,540	1,624
	Duke Energy Indiana LLC	5.250%	3/1/34	2,255	2,279
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,423	3,023
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,490	5,568
	Duke Energy Progress LLC	2.000%	8/15/31	5,357	4,560
	Duke Energy Progress LLC	3.400%	4/1/32	961	874
	Duke Energy Progress LLC	5.250%	3/15/33	4,721	4,801
	Duke Energy Progress LLC	5.100%	3/15/34	4,405	4,433
	Duke Energy Progress LLC	5.050%	3/15/35	8,716	8,670
	Edison International	5.250%	3/15/32	5,865	5,591
	Entergy Arkansas LLC	5.150%	1/15/33	4,245	4,292
	Entergy Arkansas LLC	5.300%	9/15/33	2,240	2,281
	Entergy Arkansas LLC	5.450%	6/1/34	1,815	1,854
	Entergy Corp.	2.800%	6/15/30	3,997	3,617
	Entergy Corp.	2.400%	6/15/31	9,044	7,787
	Entergy Louisiana LLC	3.050%	6/1/31	5,055	4,599
	Entergy Louisiana LLC	2.350%	6/15/32	4,135	3,477
	Entergy Louisiana LLC	5.350%	3/15/34	4,451	4,502
	Entergy Louisiana LLC	5.150%	9/15/34	4,540	4,523
	Entergy Mississippi LLC	5.000%	9/1/33	2,445	2,421
	Entergy Texas Inc.	1.750%	3/15/31	3,719	3,146
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,186
	Essential Utilities Inc.	5.375%	1/15/34	5,180	5,205
	Evergy Inc.	6.650%	6/1/55	3,900	3,840
	Evergy Kansas Central Inc.	5.250%	3/15/35	2,980	2,987
[3]	Evergy Metro Inc.	2.250%	6/1/30	4,481	3,974
	Evergy Metro Inc.	4.950%	4/15/33	2,536	2,505
	Evergy Metro Inc.	5.400%	4/1/34	5,740	5,822
[4]	Evergy Missouri West Inc.	5.650%	6/1/34	1,500	1,535
[3]	Eversource Energy	1.650%	8/15/30	6,183	5,245
	Eversource Energy	2.550%	3/15/31	4,600	4,033
	Eversource Energy	5.850%	4/15/31	11,195	11,646
	Eversource Energy	3.375%	3/1/32	5,793	5,193
	Eversource Energy	5.125%	5/15/33	9,675	9,557
	Eversource Energy	5.950%	7/15/34	1,615	1,677
	Exelon Corp.	4.050%	4/15/30	12,180	11,808
	Exelon Corp.	5.125%	3/15/31	7,585	7,665
	Exelon Corp.	3.350%	3/15/32	704	635
	Exelon Corp.	5.450%	3/15/34	6,550	6,658
	Exelon Corp.	6.500%	3/15/55	8,315	8,274
[3]	FirstEnergy Corp.	2.250%	9/1/30	7,012	6,109
	FirstEnergy Transmission LLC	5.000%	1/15/35	3,300	3,234
	Florida Power & Light Co.	4.625%	5/15/30	5,785	5,815
	Florida Power & Light Co.	2.450%	2/3/32	13,584	11,734
	Florida Power & Light Co.	5.100%	4/1/33	7,044	7,129
	Florida Power & Light Co.	4.800%	5/15/33	7,025	6,973
	Florida Power & Light Co.	5.625%	4/1/34	1,928	2,017
	Florida Power & Light Co.	5.300%	6/15/34	6,649	6,804
	Georgia Power Co.	4.850%	3/15/31	4,089	4,112
	Georgia Power Co.	4.700%	5/15/32	4,010	3,965
	Georgia Power Co.	4.950%	5/17/33	10,268	10,192
	Georgia Power Co.	5.250%	3/15/34	2,700	2,727
	Georgia Power Co.	5.200%	3/15/35	10,192	10,261
	Idaho Power Co.	5.200%	8/15/34	1,720	1,727
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	3,098
	Interstate Power & Light Co.	5.700%	10/15/33	2,535	2,612
	Interstate Power & Light Co.	4.950%	9/30/34	1,935	1,887
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,911	3,724
	IPALCO Enterprises Inc.	5.750%	4/1/34	3,150	3,182
[4]	Jersey Central Power & Light Co.	5.100%	1/15/35	5,800	5,732
[3]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,434
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,405	3,478
	MidAmerican Energy Co.	6.750%	12/30/31	2,812	3,143
	National Fuel Gas Co.	2.950%	3/1/31	3,750	3,322
	National Fuel Gas Co.	5.950%	3/15/35	3,810	3,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Grid plc	5.809%	6/12/33	7,288	7,511
	National Grid plc	5.418%	1/11/34	4,546	4,587
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	7,857	7,996
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,349	3,571
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	2,044	1,699
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,910	4,275
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,400	2,269
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	11,299	11,822
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,905	2,882
[3]	Nevada Power Co.	2.400%	5/1/30	3,973	3,571
	Nevada Power Co.	6.250%	5/15/55	2,475	2,458
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	9,167	8,113
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	4,327	3,698
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	29,580	30,049
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,074	6,074
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	13,218	13,146
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	20,265	20,446
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	4,845	4,957
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	6,200	6,232
	NiSource Inc.	3.600%	5/1/30	6,825	6,463
	NiSource Inc.	1.700%	2/15/31	7,073	5,922
	NiSource Inc.	5.400%	6/30/33	3,884	3,901
	NiSource Inc.	5.350%	4/1/34	5,705	5,721
	NiSource Inc.	6.375%	3/31/55	4,100	4,056
	Northern States Power Co.	2.250%	4/1/31	4,102	3,583
	NSTAR Electric Co.	3.950%	4/1/30	3,343	3,241
	NSTAR Electric Co.	5.400%	6/1/34	4,312	4,382
	NSTAR Electric Co.	5.200%	3/1/35	4,004	4,001
[3]	Ohio Power Co.	2.600%	4/1/30	2,887	2,609
[3]	Ohio Power Co.	1.625%	1/15/31	9,428	7,882
	Ohio Power Co.	5.000%	6/1/33	3,345	3,295
	Ohio Power Co.	5.650%	6/1/34	3,680	3,736
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,341	4,056
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,901	3,972
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	7,099	6,487
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,643	4,413
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	7,027	6,846
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,595	11,003
[4]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	1,340	1,355
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,482
	Pacific Gas & Electric Co.	4.550%	7/1/30	32,597	31,511
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,096	16,420
	Pacific Gas & Electric Co.	3.250%	6/1/31	7,372	6,562
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,928	4,603
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,825	10,013
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,340	7,556
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,045	6,317
	Pacific Gas & Electric Co.	6.950%	3/15/34	12,135	13,142
	Pacific Gas & Electric Co.	5.700%	3/1/35	5,400	5,402
	PacifiCorp	2.700%	9/15/30	4,286	3,837
	PacifiCorp	5.300%	2/15/31	5,329	5,437
	PacifiCorp	7.700%	11/15/31	2,855	3,287
	PacifiCorp	5.450%	2/15/34	8,820	8,886
	PacifiCorp	7.375%	9/15/55	7,785	7,859
	PECO Energy Co.	4.900%	6/15/33	1,279	1,274
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	953	931
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,388	3,827
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	3,180	3,219
	Potomac Electric Power Co.	5.200%	3/15/34	2,305	2,317
	PPL Capital Funding Inc.	5.250%	9/1/34	6,100	6,070
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,128	5,121
	PPL Electric Utilities Corp.	4.850%	2/15/34	3,785	3,738
	Progress Energy Inc.	7.000%	10/30/31	5,295	5,890
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,015	4,294
[3]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	5.350%	5/15/34	3,260	3,277
[3]	Public Service Co. of New Hampshire	2.200%	6/15/31	1,005	871
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,315	7,472
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,275	4,287
	Public Service Co. of Oklahoma	5.200%	1/15/35	6,555	6,474
[3]	Public Service Electric & Gas Co.	1.900%	8/15/31	555	471
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,778	8,769
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,715	3,738
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	7,715	7,605
	Public Service Electric & Gas Co.	5.200%	8/1/33	3,240	3,290
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	3,750	3,814
	Public Service Electric & Gas Co.	4.850%	8/1/34	5,500	5,445
[3]	Public Service Electric & Gas Co.	5.050%	3/1/35	1,897	1,907
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,895	10,092
	Public Service Enterprise Group Inc.	5.450%	4/1/34	2,802	2,829
	Public Service Enterprise Group Inc.	5.400%	3/15/35	4,380	4,405
	Puget Energy Inc.	4.100%	6/15/30	6,431	6,138
[4]	Puget Energy Inc.	5.725%	3/15/35	6,284	6,273
	Puget Sound Energy Inc.	5.330%	6/15/34	5,975	6,060
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,742	5,737
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,684
	San Diego Gas & Electric Co.	5.400%	4/15/35	2,962	2,985
	Sempra	5.500%	8/1/33	7,389	7,441
	Sempra	6.400%	10/1/54	10,775	10,198
	Sempra	6.625%	4/1/55	2,575	2,517
	Southern California Edison Co.	2.250%	6/1/30	5,975	5,213
[3]	Southern California Edison Co.	2.500%	6/1/31	2,251	1,934
	Southern California Edison Co.	5.450%	6/1/31	7,260	7,353
	Southern California Edison Co.	2.750%	2/1/32	4,230	3,600
	Southern California Edison Co.	5.950%	11/1/32	7,705	7,916
	Southern California Edison Co.	6.000%	1/15/34	4,990	5,139
	Southern California Edison Co.	5.200%	6/1/34	6,565	6,403
	Southern California Edison Co.	5.450%	3/1/35	5,700	5,650
	Southern California Gas Co.	5.200%	6/1/33	4,155	4,149
	Southern California Gas Co.	5.050%	9/1/34	5,058	4,990
[3]	Southern Co.	3.700%	4/30/30	6,587	6,275
	Southern Co.	5.700%	10/15/32	5,183	5,385
	Southern Co.	5.200%	6/15/33	9,855	9,878
	Southern Co.	5.700%	3/15/34	2,410	2,492
	Southern Co.	4.850%	3/15/35	9,600	9,297
[3]	Southern Co.	6.375%	3/15/55	15,005	15,416
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	3,517	2,963
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,550	4,552
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	3,994	4,121
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	3,965	3,858
	Southwest Gas Corp.	2.200%	6/15/30	5,450	4,794
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,692
	Southwestern Electric Power Co.	5.300%	4/1/33	4,096	4,107
	Spire Missouri Inc.	4.800%	2/15/33	2,863	2,832
[3]	Spire Missouri Inc.	5.150%	8/15/34	2,677	2,697
	System Energy Resources Inc.	5.300%	12/15/34	2,735	2,702
	Tampa Electric Co.	2.400%	3/15/31	3,769	3,297
	Tampa Electric Co.	5.150%	3/1/35	4,783	4,747
	Tucson Electric Power Co.	1.500%	8/1/30	3,648	3,071
	Tucson Electric Power Co.	3.250%	5/15/32	3,085	2,757
	Tucson Electric Power Co.	5.200%	9/15/34	3,485	3,463
	Union Electric Co.	2.150%	3/15/32	5,971	5,003
	Union Electric Co.	5.200%	4/1/34	4,160	4,193
[5]	Union Electric Co.	5.250%	4/15/35	1,813	1,828
	Virginia Electric & Power Co.	2.300%	11/15/31	3,587	3,089
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,226
	Virginia Electric & Power Co.	5.000%	4/1/33	4,860	4,814
	Virginia Electric & Power Co.	5.300%	8/15/33	5,082	5,131
	Virginia Electric & Power Co.	5.000%	1/15/34	340	336
	Virginia Electric & Power Co.	5.050%	8/15/34	5,397	5,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.150%	3/15/35	4,200	4,168
	WEC Energy Group Inc.	1.800%	10/15/30	2,053	1,759
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,664	4,640
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,950	3,090
	Wisconsin Electric Power Co.	4.600%	10/1/34	1,560	1,512
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,626
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,545	2,525
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,234	2,261
	Xcel Energy Inc.	3.400%	6/1/30	4,430	4,134
	Xcel Energy Inc.	2.350%	11/15/31	3,938	3,330
	Xcel Energy Inc.	4.600%	6/1/32	7,241	6,984
	Xcel Energy Inc.	5.450%	8/15/33	8,495	8,534
	Xcel Energy Inc.	5.500%	3/15/34	3,881	3,895
					1,610,188
Total Corporate Bonds (Cost $17,180,756)					16,778,442
Sovereign Bonds (4.8%)
[3]	African Development Bank	5.750%	Perpetual	2,935	2,829
[3]	Asian Development Bank	0.750%	10/8/30	6,123	5,124
[3]	Asian Development Bank	1.500%	3/4/31	10,218	8,821
	Asian Development Bank	3.125%	4/27/32	6,955	6,507
[3]	Asian Development Bank	3.875%	9/28/32	11,000	10,778
[3]	Asian Development Bank	4.000%	1/12/33	17,595	17,325
[3]	Asian Development Bank	3.875%	6/14/33	19,225	18,724
[3]	Asian Development Bank	4.125%	1/12/34	23,660	23,337
	Asian Development Bank	4.375%	3/22/35	16,806	16,830
	Asian Infrastructure Investment Bank	4.250%	3/13/34	11,105	11,050
	Equinor ASA	3.125%	4/6/30	13,485	12,643
	Equinor ASA	2.375%	5/22/30	8,371	7,553
[3]	European Bank for Reconstruction & Development	4.250%	3/13/34	10,110	10,050
	European Investment Bank	4.500%	3/14/30	36,543	37,257
	European Investment Bank	0.875%	5/17/30	8,718	7,444
	European Investment Bank	3.625%	7/15/30	41,200	40,324
	European Investment Bank	0.750%	9/23/30	13,020	10,928
	European Investment Bank	1.250%	2/14/31	39,769	33,937
	European Investment Bank	1.625%	5/13/31	13,836	11,998
	European Investment Bank	4.375%	10/10/31	14,890	15,078
	European Investment Bank	3.750%	2/14/33	42,912	41,608
	European Investment Bank	4.125%	2/13/34	40,290	39,712
	European Investment Bank	4.625%	2/12/35	22,658	23,147
[6]	Export Development Canada	4.750%	6/5/34	8,295	8,556
	Export-Import Bank of Korea	1.250%	9/21/30	6,590	5,580
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,229
	Export-Import Bank of Korea	2.125%	1/18/32	9,345	7,953
	Export-Import Bank of Korea	4.500%	9/15/32	4,240	4,177
	Export-Import Bank of Korea	5.125%	1/11/33	8,570	8,783
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,843
	Export-Import Bank of Korea	5.250%	1/14/35	4,200	4,342
[3]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	7,009
[3]	Hydro-Quebec	9.375%	4/15/30	2,695	3,278
[3]	Inter-American Development Bank	1.125%	1/13/31	38,152	32,317
[3]	Inter-American Development Bank	3.625%	9/17/31	11,945	11,571
[3]	Inter-American Development Bank	3.500%	4/12/33	21,924	20,811
[3]	Inter-American Development Bank	4.500%	9/13/33	26,130	26,469
	Inter-American Development Bank	4.375%	7/17/34	21,015	21,073
[3]	International Bank for Reconstruction & Development	1.615%	3/11/30	625	549
	International Bank for Reconstruction & Development	0.875%	5/14/30	46,369	39,574
	International Bank for Reconstruction & Development	4.000%	7/25/30	36,640	36,485
	International Bank for Reconstruction & Development	0.750%	8/26/30	26,798	22,508
	International Bank for Reconstruction & Development	4.000%	1/10/31	28,105	27,915
	International Bank for Reconstruction & Development	1.250%	2/10/31	38,557	32,809
	International Bank for Reconstruction & Development	4.500%	4/10/31	35,795	36,477
	International Bank for Reconstruction & Development	1.625%	11/3/31	49,150	41,940
[3]	International Bank for Reconstruction & Development	4.625%	1/15/32	52,115	53,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	2.500%	3/29/32	30,415	27,277
	International Bank for Reconstruction & Development	4.750%	11/14/33	19,695	20,310
	International Bank for Reconstruction & Development	3.875%	8/28/34	29,998	28,956
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	20	21
	International Finance Corp.	0.750%	8/27/30	8,430	7,087
[7]	Japan Bank for International Cooperation	1.250%	1/21/31	12,906	10,896
[7]	Japan Bank for International Cooperation	4.375%	1/24/31	10,880	10,918
[7]	Japan Bank for International Cooperation	1.875%	4/15/31	21,754	18,951
[7]	Japan Bank for International Cooperation	4.625%	4/17/34	6,381	6,459
[7]	Japan International Cooperation Agency	1.000%	7/22/30	5,080	4,283
[7]	Japan International Cooperation Agency	1.750%	4/28/31	4,898	4,211
[8]	KFW	0.750%	9/30/30	22,409	18,802
[8]	KFW	4.750%	10/29/30	17,974	18,576
[8]	KFW	4.125%	7/15/33	35,830	35,451
[8]	KFW	4.375%	2/28/34	15,580	15,680
	Korea Development Bank	1.625%	1/19/31	3,835	3,271
	Korea Development Bank	2.000%	10/25/31	2,821	2,415
	Korea Development Bank	4.250%	9/8/32	4,415	4,278
	Korea Development Bank	4.375%	2/15/33	8,575	8,359
	Korea Development Bank	5.625%	10/23/33	1,760	1,866
[8]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,950	10,946
[3,8]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,575	8,989
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	18,090	17,769
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	17,160	17,860
	Province of Alberta	1.300%	7/22/30	17,469	15,024
	Province of Alberta	4.500%	1/24/34	11,262	11,175
	Province of British Columbia	1.300%	1/29/31	16,095	13,615
	Province of British Columbia	4.200%	7/6/33	18,255	17,798
	Province of British Columbia	4.750%	6/12/34	20,367	20,531
	Province of Manitoba	4.300%	7/27/33	9,625	9,425
	Province of Manitoba	4.900%	5/31/34	9,112	9,287
	Province of Ontario	1.125%	10/7/30	13,353	11,311
	Province of Ontario	1.600%	2/25/31	11,392	9,795
	Province of Ontario	1.800%	10/14/31	8,560	7,310
[3]	Province of Ontario	2.125%	1/21/32	12,573	10,904
	Province of Ontario	5.050%	4/24/34	14,500	14,943
	Province of Quebec	1.350%	5/28/30	14,035	12,167
	Province of Quebec	1.900%	4/21/31	7,225	6,302
	Province of Quebec	4.500%	9/8/33	12,520	12,451
	Province of Quebec	4.250%	9/5/34	21,405	20,763
[3]	Republic of Chile	2.450%	1/31/31	12,137	10,640
[3]	Republic of Chile	2.550%	1/27/32	12,573	10,823
[3]	Republic of Chile	2.550%	7/27/33	18,808	15,603
[3]	Republic of Chile	3.500%	1/31/34	13,085	11,561
	Republic of Indonesia	3.850%	10/15/30	12,850	12,187
	Republic of Indonesia	1.850%	3/12/31	10,930	9,190
[3]	Republic of Indonesia	2.150%	7/28/31	9,965	8,443
[3]	Republic of Indonesia	3.550%	3/31/32	5,765	5,249
[3]	Republic of Indonesia	4.650%	9/20/32	12,074	11,720
[3]	Republic of Indonesia	4.850%	1/11/33	11,275	11,056
[3]	Republic of Indonesia	4.700%	2/10/34	5,558	5,362
[3]	Republic of Indonesia	4.750%	9/10/34	9,280	8,950
[3]	Republic of Indonesia	5.600%	1/15/35	9,100	9,335
	Republic of Korea	1.000%	9/16/30	5,270	4,453
	Republic of Korea	1.750%	10/15/31	5,175	4,433
[3]	Republic of Panama	7.500%	3/1/31	9,140	9,476
[3]	Republic of Panama	2.252%	9/29/32	19,012	13,830
[3]	Republic of Panama	3.298%	1/19/33	8,266	6,454
[3]	Republic of Panama	6.400%	2/14/35	19,200	18,054
	Republic of Peru	2.844%	6/20/30	3,956	3,557
[3]	Republic of Peru	2.783%	1/23/31	27,650	24,324
[3]	Republic of Peru	1.862%	12/1/32	9,753	7,631
	Republic of Peru	8.750%	11/21/33	17,587	21,398
[3]	Republic of Peru	3.000%	1/15/34	19,695	16,297
[3]	Republic of Peru	5.375%	2/8/35	10,410	10,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Poland	5.750%	11/16/32	12,475	13,078
[3]	Republic of Poland	4.875%	10/4/33	22,310	21,959
[3]	Republic of Poland	5.125%	9/18/34	23,645	23,447
[3]	Republic of Poland	5.375%	2/12/35	23,600	23,743
	Republic of the Philippines	2.457%	5/5/30	10,054	9,049
	Republic of the Philippines	7.750%	1/14/31	16,364	18,836
	Republic of the Philippines	1.648%	6/10/31	10,344	8,605
	Republic of the Philippines	1.950%	1/6/32	6,490	5,385
	Republic of the Philippines	6.375%	1/15/32	8,682	9,339
	Republic of the Philippines	3.556%	9/29/32	5,705	5,195
	Republic of the Philippines	5.609%	4/13/33	7,100	7,303
	Republic of the Philippines	5.000%	7/17/33	10,580	10,488
	Republic of the Philippines	5.250%	5/14/34	10,365	10,431
	Republic of the Philippines	6.375%	10/23/34	14,320	15,645
	Republic of the Philippines	5.500%	2/4/35	8,925	9,170
[3]	State of Israel	2.750%	7/3/30	16,245	14,329
[3]	State of Israel	4.500%	1/17/33	16,148	15,079
[3]	State of Israel	5.500%	3/12/34	25,635	25,410
[3]	State of Israel	5.625%	2/19/35	21,325	21,200
[3]	Svensk Exportkredit AB	4.875%	10/4/30	11,525	11,893
[3]	United Mexican States	3.250%	4/16/30	18,159	16,411
[3]	United Mexican States	6.000%	5/13/30	12,628	12,892
[3]	United Mexican States	2.659%	5/24/31	31,449	26,529
[3]	United Mexican States	8.300%	8/15/31	5,970	6,955
[3]	United Mexican States	4.750%	4/27/32	20,803	19,421
[3]	United Mexican States	7.500%	4/8/33	6,300	6,910
[3]	United Mexican States	4.875%	5/19/33	18,265	16,849
[3]	United Mexican States	3.500%	2/12/34	23,500	19,323
[3]	United Mexican States	6.750%	9/27/34	15,710	16,460
[3]	United Mexican States	6.350%	2/9/35	23,045	23,118
Total Sovereign Bonds (Cost $2,172,876)					2,095,719
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	325	323
	California GO	2.500%	10/1/29	2,850	2,646
	California GO	1.750%	11/1/30	5,000	4,346
	California GO	5.750%	10/1/31	1,200	1,283
	California GO	6.000%	3/1/33	3,100	3,375
	California GO	4.500%	4/1/33	2,000	1,978
	California GO	7.500%	4/1/34	10,300	11,916
	California GO	5.150%	9/1/34	2,575	2,639
	Connecticut GO	5.850%	3/15/32	9,085	9,703
	Cook County IL GO	6.229%	11/15/34	925	982
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,625
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	8,300	8,514
	Illinois GO	5.100%	6/1/33	59,459	59,344
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,388
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,410	2,396
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	2,660	2,688
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,686
	Massachusetts GO	4.500%	8/1/31	5,150	5,035
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,329
	Massachusetts SO Revenue	4.110%	7/15/31	1,652	1,640
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	1,838
	New York City NY GO	5.206%	10/1/31	3,070	3,096
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	709
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,395
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,905
	University of California Revenue	1.614%	5/15/30	7,225	6,318
Total Taxable Municipal Bonds (Cost $167,547)					163,097

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[9]	Vanguard Market Liquidity Fund (Cost $224,705)	4.342%	2,247,264	224,704
Total Investments (99.3%) (Cost $44,884,637)				43,726,202
Other Assets and Liabilities—Net (0.7%)				322,435
Net Assets (100%)				44,048,637
Cost is in $000.
1	Securities with a value of $847 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $283,730, representing 0.6% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	640	69,220	327

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,464,240	—	24,464,240
Corporate Bonds	—	16,778,442	—	16,778,442
Sovereign Bonds	—	2,095,719	—	2,095,719
Taxable Municipal Bonds	—	163,097	—	163,097
Temporary Cash Investments	224,704	—	—	224,704
Total	224,704	43,501,498	—	43,726,202

Derivative Financial Instruments
Assets
Futures Contracts[1]	327	—	—	327
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.